Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	BIDU
Entity Registrant Name	Baidu, Inc.
Entity Central Index Key	0001329099
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	27,202,710
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,763,000

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 1,906,973	11,880,632	4,127,482
Restricted cash	63,407	395,029	483,387
Short-term investments	3,307,206	20,604,223	10,051,578
Accounts receivable, net of allowance of RMB5,806 for 2011 and RMB5,768 (US$926) for 2012	201,198	1,253,483	599,558
Amounts due from related parties	0	0	149,728
Deferred tax assets, net	25,732	160,315	121,411
Other assets, current	61,059	380,407	315,012
Total current assets	5,565,575	34,674,089	15,848,156
Non-current assets:
Fixed assets, net	624,047	3,887,877	2,694,000
Intangible assets, net	254,838	1,587,665	978,752
Goodwill	622,392	3,877,564	2,419,542
Long-term investments, net	128,970	803,499	734,360
Amounts due from related parties	0	0	100,000
Deferred tax assets, net	8,556	53,303	52,125
Other assets, non-current	125,982	784,893	513,606
Total non-current assets	1,764,785	10,994,801	7,492,385
Total assets	7,330,360	45,668,890	23,340,541
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,342,268 and RMB1,914,531(US$307,303) as of December 31, 2011 and 2012, respectively. Note 1):
Short-term loans	0	0	125,878
Accounts payable and accrued liabilities	611,039	3,806,836	2,545,445
Customer advances and deposits	331,870	2,067,586	1,573,967
Deferred revenue	15,107	94,121	62,705
Deferred income	10,354	64,506	34,779
Long-term loans, current portion	348,466	2,170,978	46,000
Capital lease obligation	5,217	32,502	17,773
Total current liabilities	1,322,053	8,236,529	4,406,547
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB114,060 and RMB258,319(US$41,463) as of December 31, 2011 and 2012, respectively. Note 1):
Deferred income	30,497	190,000	19,942
Long-term loans	57,236	356,589	2,277,925
Notes payable	1,498,641	9,336,686	0
Amounts due to related parties	0	0	148,873
Deferred tax liabilities	46,465	289,482	131,629
Capital lease obligation	7,139	44,479	30,112
Total non-current liabilities	1,639,978	10,217,236	2,608,481
Total liabilities	2,962,031	18,453,765	7,015,028
Commitments and contingencies
Redeemable noncontrolling interests	165,853	1,033,283	935,978
Equity
Ordinary shares, value				2	12	12	0	3	3
Additional paid-in capital	336,315	2,095,273	1,771,770
Retained earnings	3,858,400	24,038,219	13,604,334
Accumulated other comprehensive loss	(12,564)	(78,278)	(84,403)
Total Baidu, Inc. shareholders' equity	4,182,153	26,055,229	15,291,716
Noncontrolling interests	20,323	126,613	97,819
Total equity	4,202,476	26,181,842	15,389,535
Total liabilities, redeemable noncontrolling interests, and equity	$ 7,330,360	45,668,890	23,340,541

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares
Common stock, par value per share	$ 0.00005		$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	35,400,000	35,400,000
Common stock, shares issued	27,202,710	27,111,117	7,763,000	7,803,000
Common stock, shares outstanding	27,202,710	27,111,117	7,763,000	7,803,000

Consolidated Statements Of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Common Class A and Class B USD ($)	Dec. 31, 2012 Common Class A and Class B CNY	Dec. 31, 2011 Common Class A and Class B CNY	Dec. 31, 2010 Common Class A and Class B CNY	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares American Depositary Shares CNY
Revenues:
Online marketing services	$ 3,570,672	22,245,643	14,489,767	7,912,869
Other services	9,692	60,383	11,019	2,205
Total revenues	3,580,364	22,306,026	14,500,786	7,915,074
Operating costs and expenses:
Cost of revenues	(1,035,063)	(6,448,545)	(3,896,883)	(2,149,288)
Selling, general and administrative	(401,492)	(2,501,336)	(1,692,810)	(1,088,980)
Research and development	(369,950)	(2,304,825)	(1,334,434)	(718,038)
Total operating costs and expenses	(1,806,505)	(11,254,706)	(6,924,127)	(3,956,306)
Operating profit	1,773,859	11,051,320	7,576,659	3,958,768
Other income:
Interest income	139,077	866,465	418,201	103,096
Interest expense	(17,312)	(107,857)	(82,551)	(35,975)
Foreign exchange gain (loss), net	(728)	(4,533)	(1,959)	6
Loss from equity method investments	(47,227)	(294,229)	(179,408)	(8,965)
Other income, net	72,916	454,271	78,237	44,233
Total other income	146,726	914,117	232,520	102,395
Income before income taxes	1,920,585	11,965,437	7,809,179	4,061,163
Income taxes	(252,670)	(1,574,159)	(1,188,861)	(535,995)
Net income	1,667,915	10,391,278	6,620,318	3,525,168
Net loss attributable to noncontrolling interests	(10,393)	(64,750)	(18,319)	0
Net income attributable to Baidu, Inc.	1,678,308	10,456,028	6,638,637	3,525,168
Basic					$ 47.93	298.62	190.27	101.28	$ 4.79	29.86	19.03	10.13
Diluted					$ 47.88	298.29	189.88	100.96	$ 4.79	29.83	18.99	10.1
Weighted average number of Class A and Class B ordinary shares outstanding
Basic					34,939,838	34,939,838	34,890,050	34,805,362
Diluted					34,979,459	34,979,459	34,962,831	34,917,835
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(979)	(6,100)	32,930	(3,611)
Unrealized gains on available-for-sale securities	1,828	11,391	45	0
Other comprehensive (loss) income, net of tax	849	5,291	32,975	(3,611)
Comprehensive income	1,668,764	10,396,569	6,653,293	3,521,557
Comprehensive loss attributable to noncontrolling interests	(10,527)	(65,584)	(19,314)	0
Comprehensive income attributable to Baidu, Inc.	$ 1,679,291	10,462,153	6,672,607	3,521,557

Consolidated Statements Of Comprehensive Income (Parenthetical) (Class A Ordinary Shares)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A Ordinary Shares
Number of American depositary shares ("ADSs") representing one Class A ordinary share	10	10	10

Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 1,667,915	10,391,278	6,620,318	3,525,168
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	205,669	1,281,336	819,239	431,099
Loss (gain) on disposal of fixed assets	(447)	(2,783)	31	7,679
Amortization of intangible assets	37,560	234,001	65,673	10,252
Deferred income tax, net	(9,475)	(59,030)	(64,701)	(74,374)
Share-based compensation	34,078	212,309	152,028	93,736
(Reversal of) provision for doubtful accounts	(136)	(847)	3,500	(6,940)
Investment income	(119,665)	(745,526)	(200,209)	(41,193)
Net gain from step-acquisition and settlement of pre-existing relationship (Note3)	(78,063)	(486,339)	0	0
Impairment on long-term investments	27,155	169,180	47,886	0
Loss from equity method investments	47,227	294,229	179,408	8,965
Gain on disposal of a subsidiary	(2,446)	(15,238)	0	0
Other noncash income	(9,236)	(57,544)	(36,813)	0
Changes in operating assets and liabilities, net of effects of acquisition:
Restricted cash	13,712	85,429	(156,219)	(18,765)
Accounts receivable	(54,349)	(338,602)	(282,467)	(128,307)
Other assets	(1,710)	(10,664)	(211,719)	(28,560)
Amounts due from related parties	(127,527)	(794,508)	(151,068)	(98,660)
Customer advances and deposits	78,613	489,769	519,716	421,516
Accounts payable and accrued liabilities	124,878	778,003	817,649	431,168
Deferred revenue	5,043	31,416	(46,327)	66,997
Deferred income	32,068	199,785	49,721	5,000
Amounts due to related parties	54,628	340,340	53,173	95,700
Net cash generated from operating activities	1,925,492	11,995,994	8,178,819	4,700,481
Cash flows from investing activities:
Acquisition of fixed assets	(370,919)	(2,310,860)	(1,762,114)	(895,309)
Acquisition of computer parts	(4,639)	(28,901)	(104,064)	(68,179)
Disposal of fixed assets	1,089	6,785	2,461	0
Acquisition of businesses, net of cash acquired	(131,704)	(820,526)	(1,945,870)	0
Acquisition of intangible assets	(30,546)	(190,303)	(433,591)	(2,452)
Capitalization of software costs	(5,829)	(36,315)	(42,687)	(10,179)
Purchases of short-term investments	(5,239,485)	(32,642,517)	(10,972,774)	(2,620,265)
Sales and maturities of short-term investments	3,664,373	22,829,412	1,484,968	2,661,794
Purchases of long-term investments	(89,672)	(558,666)	(488,905)	(282,932)
Proceeds from disposal of long-term investments	0	0	12,047	0
Cash distribution of long-term investments	451	2,811	0	0
Payments to acquire a subsidiary's shares from noncontrolling interests	(164)	(1,020)	0	0
Net cash used in investing activities	(2,207,045)	(13,750,100)	(14,250,529)	(1,217,522)
Cash flows from financing activities:
Proceeds from issuance of a subsidiary's shares	16,125	100,460	43,970	0
Proceeds from short-term loans	0	0	125,878	0
Repayment of short-term loans	(20,000)	(124,602)	0	0
Proceeds from long-term loans	57,062	355,499	2,232,778	86,000
Repayment of long-term loans	(22,472)	(140,000)	0	0
Proceeds from issuance of notes payable	1,492,380	9,297,678	0	0
Payment of capital lease obligation	(4,354)	(27,124)	0	0
Proceeds from exercise of share options	9,145	56,974	23,184	38,751
Net cash generated from financing activities	1,527,886	9,518,885	2,425,810	124,751
Effect of exchange rate changes on cash and cash equivalents	(1,867)	(11,629)	(8,594)	(6,110)
Net increase (decrease) in cash and cash equivalents	1,244,466	7,753,150	(3,654,494)	3,601,600
Cash and cash equivalents at beginning of the year	662,507	4,127,482	7,781,976	4,180,376
Cash and cash equivalents at end of the year	1,906,973	11,880,632	4,127,482	7,781,976
Supplemental disclosures:
Interest paid	6,104	38,027	17,521	709
Income taxes paid	263,536	1,641,853	1,165,218	436,632
Non-cash investing and financing activities:
Capital lease obligation	9,024	56,220	47,885	0
Acquisition of fixed assets included in accounts payable and accrued liabilities	53,366	332,473	245,794	248,540
Acquisition of other non-current assets included in accounts payable and accrued liabilities	6,286	39,165	30,938	29,130
Non-cash acquisitions of investments	113,205	705,281	194,286	3,982
Non-cash acquisitions of subsidiaries	$ 54,324	338,447	0	0

Consolidated Statements Of Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Balances at Dec. 31, 2009		4,753,101		15		1,426,070		3,440,529		(113,513)
Balances (in shares) at Dec. 31, 2009				34,753,292
Net income		3,525,168						3,525,168
Other comprehensive income		(3,611)				254				(3,865)
Exercise of share-based awards (in shares)				96,380
Exercise of share-based awards		36,819				36,819
Share-based compensation		94,115				94,115
Balances at Dec. 31, 2010		8,405,592		15		1,557,258		6,965,697		(117,378)
Balances (in shares) at Dec. 31, 2010				34,849,672
Net income		6,630,602						6,638,637				(8,035)
Other comprehensive income		32,975								32,975
Business combination		104,832										104,832
Exercise of share-based awards (in shares)				64,445
Exercise of share-based awards		25,553				25,553
Share-based compensation		148,575				148,575
Equity issuance of subsidiaries		41,406				40,384						1,022
Balances at Dec. 31, 2011		15,389,535		15		1,771,770		13,604,334		(84,403)		97,819
Balances (in shares) at Dec. 31, 2011				34,914,117
Net income		10,447,082						10,456,028				(8,946)
Other comprehensive income		5,981								6,125		(144)
Business combination		32,507										32,507
Change of a subsidiary's noncontrolling interests		(1,259)										(1,259)
Acquisition of a subsidiary's shares from noncontrolling interests		(1,021)				(1,499)						478
Disposal of a subsidiary		5,253										5,253
Accretion of redeemable noncontrolling interests		(22,143)						(22,143)
Exercise of share-based awards (in shares)			51,593	51,593
Exercise of share-based awards		54,171				54,171
Share-based compensation		197,265				196,360						905
Equity issuance of subsidiaries		74,471				74,471
Balances at Dec. 31, 2012	$ 4,202,476	26,181,842	$ 2	15	$ 336,315	2,095,273	$ 3,858,400	24,038,219	$ (12,564)	(78,278)	$ 20,323	126,613
Balances (in shares) at Dec. 31, 2012			34,965,710

Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements
1.	ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000.

As of December 31, 2012, the Company has wholly-owned and majority-owned subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, Japan, the United States of America (“USA”), Cayman Islands and British Virgin Islands.

As of December 31, 2012, the Company also effectively controls a number of variable interest entities (“VIE”) through the Primary Beneficiaries, as defined below. The VIEs include:

•

Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”), controlled through Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”), one of the Company’s wholly-owned subsidiaries;

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”) , controlled through Baidu Online;

•	Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay”) , controlled through Baidu Online;

•	Baidu HR Consulting (Shanghai) Co., Ltd. (“Baidu HR”) , controlled through Baidu Online; and

•	Other VIEs controlled through Primary Beneficiaries other than Baidu Online.

The Company, its wholly-owned and majority-owned subsidiaries, VIEs and wholly-owned subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.” The Group offers Internet search solutions and online marketing solutions, operates an online payment platform which enables customers to make payments online, develops and markets scalable web application software and provides related services, conducts online advertising business in connection with online video contents broadcasting, as well as provides human resource related services including employment agency services. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned and majority-owned subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of internet content, advertising, audio and video services and employment agency businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides services subject to such restriction in the PRC through the VIEs, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the VIEs was mainly funded by the Group through loans extended to the authorized individuals, who were the shareholders of the VIEs then. The Group has entered into certain exclusive agreements with the VIEs through Baidu Online and certain other subsidiaries (collectively the “Primary Beneficiaries”), which obligate the Primary Beneficiaries to absorb a majority of the risk of loss from the VIEs’ activities and entitle the Primary Beneficiaries to receive a majority of their residual returns. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries, including loan agreements for the paid-in capital of the VIEs, proxy agreements or power of attorney to direct the activities that most significantly affect the economic performance of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries demonstrate their ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 (“ASC 810-10”), Consolidation: Overall, because the Company holds all the variable interests of the VIEs through the Primary Beneficiaries.

The principal terms of the agreements entered into between Primary Beneficiaries, VIEs and their respective shareholders are further described below:

Loan Agreements

Pursuant to loan agreements amongst the shareholders of Baidu Netcom and Baidu Online, Baidu Online provided interest-free loans with an aggregate amount of RMB100.0 million to the shareholders of Baidu Netcom solely for the latter to fund the capitalization of Baidu Netcom. The loans can be repaid only with the proceeds from sale of the shareholders’ equity interest in Baidu Netcom to Baidu Online or its designated person. The terms of the loan agreements will expire on April 26, 2014 at the earliest and can be extended with the written consent of both parties before its expiration.

Each of the loan agreements amongst Baidu Online and the respective shareholders of Beijing Perusal, BaiduPay and Baidu HR contains the same terms as those described above, except that the amount of the loans extended to the respective shareholders is RMB10.0 million, RMB9.0 million, and RMB50.0 million, respectively. The term of the loan agreements will expire on January 15, 2022, April 22, 2022, and December 27, 2020, respectively, and can be extended with the written consent of both parties before its expiration.

Exclusive Equity Purchase and Transfer Option Agreement

Pursuant to the exclusive equity purchase option agreement amongst the shareholders of Baidu Netcom, Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom irrevocably granted Baidu Online or its designated person(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Baidu Netcom for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The shareholders should remit to Baidu Online any amount that is paid by Baidu Online or its designated person(s) in connection with the purchased equity interest. Baidu Online or its designated person(s) have sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions from Baidu Netcom to its shareholders should be paid to Baidu Online in full amount. Baidu Online would provide unlimited financial support to Baidu Netcom, if in the normal operation of business, Baidu Netcom would become in need of any form of reasonable financial support. If Baidu Netcom were to incur any loss and as a result cannot repay any loans from Baidu Online, Baidu Online should unconditionally forgive any such loans to Baidu Netcom given that Baidu Netcom provides sufficient proof for its loss and incapacity to repay. The agreement will terminate when the shareholders of Baidu Netcom have transferred all their equity interests in Baidu Netcom to Baidu Online or its designated person(s) or upon expiration of the term of business of Baidu Online or Baidu Netcom.

Each of the exclusive equity purchase option agreements amongst Baidu Online and Beijing Perusal, BaiduPay and Baidu HR and their respective shareholders contains the same terms as those described above. Each of the agreements will terminate upon the shareholders of Beijing Perusal, BaiduPay or Baidu HR have transferred all their equity interests in Beijing Perusal, BaiduPay or Baidu HR, as the case may be, to Baidu Online or its designated person(s) or upon expiration of the term of business of Baidu Online or Beijing Perusal, BaiduPay or Baidu HR.

Proxy Agreement/Power of Attorney

Pursuant to the proxy agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom agreed to entrust all the rights to exercise their voting power to the person(s) designated by Baidu Online. The shareholders of Baidu Netcom have each executed an irrevocable power of attorney to appoint the person(s) designated by Baidu Online as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The proxy agreement would be in effect for an unlimited term unless terminated in writing by Baidu Online earlier. The power of attorney would be in effect for as long as the shareholders of Baidu Netcom hold any equity interests in Baidu Netcom.

Each of the proxy agreements amongst Baidu Online and the shareholders of Beijing Perusal, BaiduPay, and Baidu HR contains the same terms as those described above. Each of the proxy agreements will be in effect for an unlimited term unless terminated in writing by Baidu Online. Each of the powers of attorney will be in effect for as long as the shareholder of Beijing Perusal, BaiduPay or Baidu HR holds any equity interests in Beijing Perusal, BaiduPay or Baidu HR, as the case may be.

Operating Agreement

Pursuant to the operating agreement amongst Baidu Online, Baidu Netcom and the shareholders of Baidu Netcom, Baidu Online provides guidance and instructions on Baidu Netcom’s daily operations and financial affairs. Baidu Online has the right to appoint senior executives of Baidu Netcom. The shareholders of Baidu Netcom must appoint the candidates recommended by Baidu Online as their representatives on Baidu Netcom’s board of directors. In addition, Baidu Online agrees to guarantee Baidu Netcom’s performance under any agreements or arrangements relating to Baidu Netcom’s business arrangements with any third party. Baidu Netcom, in return, agrees to pledge its accounts receivable and all of its assets to Baidu Online. Moreover, Baidu Netcom agrees that without the prior consent of Baidu Online, Baidu Netcom will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Baidu Netcom, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The agreement will be in effect for an unlimited term, until the term of business of Baidu Online or Baidu Netcom expires and is denied extension by the relevant approval authorities.

Each of the operating agreements amongst Baidu Online and Beijing Perusal, BaiduPay, and Baidu HR and their respective shareholders contains the same terms as those described above. Each of the agreements will be in effect for an unlimited term, until the term of business of Baidu Online or Beijing Perusal, BaiduPay or Baidu HR expires and is denied extension by the relevant approval authorities.

Exclusive Technology Consulting and Services Agreement

Pursuant to the exclusive technology consulting and services agreement between Baidu Online and Baidu Netcom, Baidu Online has the exclusive right to provide to Baidu Netcom technology consulting and services related to, among other things, the maintenance of servers, software development, design of advertisements, and e-commerce technical services. Baidu Online owns the intellectual property rights resulting from the performance of this agreement. Baidu Netcom pays a monthly service fee to Baidu Online based upon a pre-agreed formula as defined in the agreement. Baidu Online has the right to adjust the service fees at its sole discretion without the consent of Baidu Netcom. The agreement will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

Each of the exclusive technology consulting and services agreements between Baidu Online and Beijing Perusal, BaiduPay, and Baidu HR contains the same terms as those described above, except for the formula calculating the service fees. Baidu Netcom and Beijing Perusal should pay Baidu Online a monthly service fee equal to the product of the standard monthly fee for page view per thousand times multiplied by the actual times of page view for the month divided by 1,000; Baidu HR should pay its entire net income as technology consulting and service fee to Baidu Online; and the agreement between Baidu Online and BaiduPay does not provide a formula to calculate the quarterly fee, as BaiduPay has yet to achieve profitability. Each of the agreements will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

License Agreements

Baidu Online and Baidu Netcom entered into a software license agreement, a trademark license agreement, a domain name license agreement and a web layout copyright license agreement (collectively, the “License Agreements”). Pursuant to the License Agreements between Baidu Online and Baidu Netcom, Baidu Online has granted to Baidu Netcom the right to use (including but not limited to) a software license, a webpage copyright license, a trademark license and a domain name license. Baidu Netcom may only use the licenses in their own business operations. Baidu Online has the right to adjust the service fees at its sole discretion. The original term of the software license agreement expired in March 2010 and was renewed on March 11, 2010. The renewed agreement will expire on March 10, 2015. The software license agreement may be extended by both parties in writing upon the expiration. The original term of the trademark license agreement, domain name license agreement and web layout copyright license agreement expired on March 1, 2009 and was renewed then. The renewed term will expire on February 28, 2014. As Baidu Online finished transferring the relevant domain names to Baidu Netcom, the domain name license agreement was terminated in 2012.

Baidu Online entered into a trademark license agreement, a domain name license agreement and a web layout copyright license agreement with both Beijing Perusal and BaiduPay. Each of the license agreements between Baidu Online and Beijing Perusal and between Baidu Online and BaiduPay contains the same terms as those described above. The term of each agreement is 5 years from the execution date of the agreement on June 23, 2006 and February 28, 2008, respectively, and would be extended for one year automatically at its expiration unless Baidu Online provides written notice not to extend the agreements prior to their expiration. The agreements that were originally executed on June 23, 2006 were automatically extended and will expire on June 22, 2013. As Baidu Online finished transferring the relevant domain names to Beijing Perusal and BaiduPay, each of the domain name license agreements was terminated in 2012.

Baidu Online and Baidu HR have not entered into any license agreements as of December 31, 2012.

Equity Pledge Agreement

Pursuant to the equity pledge agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom pledged all of their equity interests in Baidu Netcom to Baidu Online to guarantee their obligations under the loan agreement and Baidu Netcom’s performance of its obligations under the exclusive technology consulting and services agreement. If Baidu Netcom or its shareholders breach their respective contractual obligations, Baidu Online, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of Baidu Netcom agreed not to dispose of the pledged equity interests or take any actions that would prejudice Baidu Online’s interest. The equity pledge agreement will expire two years after expiration of the term or the fulfillment by Baidu Netcom and its shareholders of their respective obligations under the exclusive technology consulting and services agreement and the loan agreement.

Each of the equity pledge agreements amongst Baidu Online and the respective shareholders of Beijing Perusal, BaiduPay, and Baidu HR contains the same terms, including term period, as those described above. Each equity pledge is perfected by registration with relevant local administration for industry and commerce which is required for a property right under the PRC Property Rights Law.

Through the design of the aforementioned agreements, the shareholders of the VIEs effectively assigned their full voting rights to Baidu Online, which gives Baidu Online the power to direct the activities that most significantly impact the VIEs’ economic performance. Baidu Online obtains the ability to approve decisions made by the VIEs and the ability to acquire the equity interests in the VIEs when permitted by PRC law. Baidu Online is obligated to absorb a majority of the expected losses from the VIEs’ activities through providing unlimited financial support to the VIEs and is entitled to receive a majority of residual returns from the VIEs through the exclusive technology consulting and service fees. As a result of these contractual agreements, Baidu Online is determined to be the primary beneficiary of the VIEs. Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and VIEs through these contractual agreements, and the Company consolidates the VIEs through Baidu Online.

There are similar agreements entered into by Primary Beneficiaries other than Baidu Online with their VIEs and the respective shareholders, which results in a parent-subsidiary relationship between the Company and VIEs through these contractual agreements. The assets, liabilities and results of operations of these VIEs are insignificant.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2011	2012
	RMB	RMB	US$
	(In thousands)
Total assets	1,808,784	2,785,190	447,054
current	1,008,640	1,269,283	203,734
non-current	800,144	1,515,907	243,320
Total liabilities	1,456,328	2,172,850	348,766
current	1,342,268	1,914,531	307,303
non-current	114,060	258,319	41,463

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	1,832,629	4,205,327	6,429,099	1,031,942
Net income	46,234	119,294	143,626	23,054

As of December 31, 2012, there was no pledge or collateralization of their assets. The amount of the net assets of VIEs, which are restricted under PRC laws and regulations (Note 16), was RMB612.34 million (US$98.29 million) as of December 31, 2012. The creditors of the VIEs’ liabilities do not have recourse to the general credit of the Primary Beneficiaries in normal course of business.

Basis of Accounting

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned and majority-owned subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its wholly-owned and majority-owned subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain equity investments, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Comparative Information

Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.2301 per US$1.00 on December 31, 2012, the last business day in fiscal year 2012, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Foreign Currency

The Company’s functional currency is the US$. The Company’s wholly-owned and majority-owned subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall, and have determined their functional currency to be their respective local currency. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

Segment Reporting

In accordance with ASC subtopic 280-10 (“ASC 280-10”), Segment Reporting: Overall, the Company’s chief operating decision makers rely upon consolidated results of operations when making decisions about allocating resources and assessing performance of the Company; hence, the Company has only one single operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All time deposits, money market funds and other highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Restricted Cash

Restricted cash consists of the cash reserved in an escrow account to pay for the remaining consideration in relation to the acquisition of Qunar Cayman Islands Limited (“Qunar”) (Note 3) and the cash balances deposited by users or customers of the Group that were held for designated purposes.

The cash balances deposited by users or customers of the Group are considered restricted because they cannot be used for the operations of the Group or any other purposes not designated by the users or customers. The deposited balance is included in the Group’s bank account until being used for the designated purpose or withdrawn by the users or customers.

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Investments

Short-Term Investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments—Debt and Equity Securities: Overall. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments and held-to-maturity investments with original maturities of greater than 12 months.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceeds the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Company is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Long-term held-to-maturity investments are measured in the same manner as short-term held-to-maturity investments.

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties and amounts due to related parties, long-term held-to-maturity investments, accounts payable and accrued liabilities, customer advances and deposits, long-term notes payable and short-term and long-term loans. The carrying amounts of these financial instruments except for long-term held-to-maturity investments, long-term notes payable and long-term loans, approximate fair value because of their generally short maturities. The carrying amount of long-term held-to-maturity investments and long-term loans approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. Based on the quoted market price as of December 31, 2012, the fair value of the long-term notes payable is RMB9.42 billion (US$1.51 billion) (Note 21).

Research, Development and Computer Software

Capitalization of Software Developed for Internal Use

The Company has capitalized certain internal use software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB10.38 million, RMB44.26 million and RMB38.13 million (US$6.12 million) for the years ended December 31, 2010, 2011 and 2012, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in “intangible assets, net”. The amortization expense for capitalized software costs amounted to RMB8.86 million, RMB7.51 million and RMB19.72 million (US$3.17 million) for the years ended December 31, 2010, 2011 and 2012, respectively. The unamortized amount of capitalized internal use software development costs was RMB52.04 million and RMB70.45 million (US$11.31 million) as of December 31, 2011 and 2012, respectively.

Research and Development Expenses

Research and development expenses consist primarily of personnel-related costs. The Company has expensed substantially all development costs incurred in the research and development of new products and new functionality added to the existing products, except for certain internal-use software.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	- 45 years
Office building related facility, machinery and equipment	- 15 years
Computer equipment	- 3 or 5 years
Office equipment	- 3 or 5 years
Vehicles	- 5 years
Leasehold improvements	- over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill and Intangible Assets

Goodwill

The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

Prior to 2011, the Company had one reporting unit because no discrete financial information was available below the consolidation level. Subsequent to the acquisitions in 2011 and thereafter, there were segment managers who regularly review operating results of certain acquired entities and the rest of the Group, which constitute two and three separate reporting units as of December 31, 2011 and 2012, respectively.

Goodwill was tested for impairment in the annual impairment tests on December 31 in each year using the two-step process required by ASC 350-20. First, the Company reviewed the carrying amount of the reporting unit compared to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. That is, the Company would then prepare the discounted cash flow analyses. Such analyses are based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. An excess of carrying value compared to fair value would indicate that goodwill may be impaired. Finally, if the Company determined that goodwill may be impaired, the implied fair value of the goodwill, as defined by ASC 350-20, would be compared to its carrying amount to determine the impairment loss, if any. The Company early adopted ASU No. 2011-08, Intangibles—Goodwill and Other, in 2011, pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary.

In 2012, the Company elected to assess goodwill for impairment at the two reporting units, representing entities acquired in 2011 and 2012 using the two-step process. The fair value of these two reporting units exceeded their respective carrying amount, and therefore goodwill related to these two reporting units were not impaired and the Company was not required to perform further testing. The Company performed a qualitative assessment for the remaining reporting unit. Based on the requirements of ASU No. 2011-08, the Company evaluated all relevant factors, weighed all factors in their totality and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the third reporting unit, and further impairment testing on goodwill was unnecessary as of December 31, 2012.

Intangible Assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Land use rights are amortized using a straight-line method over the shorter of their estimated economic lives or the terms of related land use right contracts. Licensed copyrights of video contents are amortized using an accelerated method, which results in a pattern of amortization that is more reflective of the consumption of the assets. All other intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets have weighted average economic lives from the date of purchase as follows:

Land use rights	- 50 years
Customer relationships	- 8.2 years
Software	- 3.6 years
Trademarks	- 10 years
User list	- 3.0 years
Licensed copyrights of video contents	- 2.4 years
Others	- 9.6 years
Total	- 12.7 years

Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill.

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the assets group based on the undiscounted future cash flow the assets group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from disposition of the assets group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Revenue Recognition

The Company recognizes revenue based on the following principles:

(1) Auction-based pay-for-performance service

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list. Customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Other than the auction-based P4P platform, the Company has certain vertical P4P platforms from which it generates revenue through pre-determined prices per click. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC subtopic 605-10 (“ASC 605-10”), Revenue Recognition: Overall.

For certain P4P customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its P4P online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

(2) Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than click-throughs, such as the number of telephone calls brought to its customers, the number of users registered with its customers, the number of minimum click-throughs, and the number of successful reservation of hotels or issuance of air tickets, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605-10.

(3) Time-based online advertising services

For time-based online advertising services such as text links, banners, or other forms of graphical advertisements, the Company recognizes revenue, in accordance with ASC 605-10, on a pro-rata basis over the contractual term commencing on the date the customer’s advertisement is displayed on a specified webpage. For certain time-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

(4) Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ Internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

(5) Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC subtopic 845-10 (“ASC 845-10”), Nonmonetary Transactions: Overall. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, the transaction is recognized based on the carrying value of the product or services provided. The amount of revenues recognized for barter transactions was insignificant for each of the years presented.

In certain instances, the Company is granted equity instruments in exchange for services. In accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees, if the Company provides services in exchange for equity instruments, the Company measures the fair value of those equity instruments for revenue recognition purposes as of the earlier of either of the following dates:

•	The date the parties come to a mutual understanding of the terms of the equity-based compensation arrangement and a commitment for performance by the Company to earn the equity instruments is reached;

•	The date at which the Company’s performance necessary to earn the equity instruments is completed.

If, as of the measurement date, the fair value of the equity instruments received is not determinable within reasonable limits, the transaction is recognized based on the fair value of the services provided. If the fair value of both the equity instruments received and the services provided cannot be determined, no revenue is recognized for the services provided and the equity instrument received is recorded at zero carrying value. The amount of revenues recognized for such transactions was insignificant in each of the years presented.

(6) Other revenue recognition related policies

The Company prospectively adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, a consensus of the FASB Emerging Issues Task Force (“EITF”) that amends ASC 605-25, on January 1, 2011.

Prior to the adoption of ASU 2009-13, if a sales arrangement involves multiple deliverables, which are considered separate units of accounting in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the total revenue on such arrangement is allocated to the individual deliverables based on their relative fair values. If sufficient vendor-specific objective evidence of fair value (“VSOE”) does not exist for the allocation of revenue, the fee for the entire arrangement is recognized ratably over the term of the arrangement or upon the delivery of the last deliverable, when other revenue recognition criteria have been met.

In accordance with ASU 2009-13, certain delivered items in multiple-element arrangements, which previously would not qualify for separate units of accounting due to the lack of VSOE or Third-Party Evidence (“TPE”) of selling price, are accounted for as separate units of accounting, to which the total consideration of the arrangements is allocated based on management’s best estimate of the selling price (“BESP”). The Company considers all reasonably available information in determining the BESP, including both market and entity-specific factors. The adoption of ASU 2009-13 did not have a material effect on the Company’s consolidated financial statements, as the pattern and timing of revenue recognition was not changed materially.

The Company delivers some of its online marketing services to end customers through engaging third-party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogizing to ASC 605-25. The consideration allocated to the award credits, as deferred revenue is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in the customers’ accounts are included as liabilities of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605-10 are fulfilled.

The Company operates an online game platform, on which registered users could access games provided by online game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the online game developer is the principal as a result of being the primary obligor in the arrangement. The Company recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605-10 are met, which is generally when the user purchases virtual currencies issued by the game developers through the Company’s payment channel. The amount of revenues recognized was insignificant in each of the years presented.

Cost of Revenues

Cost of revenues consists primarily of sales taxes (including business tax and output value-added tax) and surcharges, traffic acquisition costs, bandwidth costs, depreciation, amortization of video content costs, payroll and related costs of operations.

The Company incurs sales taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by its subsidiaries to VIEs and other taxable services in the PRC. In accordance with ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations, the Company includes the sales tax and surcharges incurred on its online marketing revenues in cost of revenues. The sales tax and surcharges in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB504.85 million, RMB1.02 billion and RMB1.57 billion (US$0.25 billion), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members a percentage of the fees it earns from its online marketing customers.

Advertising Expenses

Advertising expenses, primarily advertisements through various forms of media, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income and are expensed when incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 were RMB74.76 million, RMB157.10 million and RMB326.83 million (US$52.46 million), respectively.

Government Subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating nature and with no further conditions to be met, the amounts are recorded as a non-operating income in “Other income, net” when received; whereas for the government subsidies with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as an operating income when the conditions are met.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, in accounting for uncertainty in income taxes. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2010, 2011 and 2012, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.

Forfeitures have been estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new options, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC 505-50. Under ASC 505-50, the Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718-10 also requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share (“EPS”)

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two class method. Under the provisions of ASC 260-10, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

The Company chooses to consider the impact of accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation, without adjusting net income attributable to the Company presented in the consolidated statements of comprehensive income.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. As of December 31, 2012, the Company has RMB32.88 billion (US$5.28 billion) in cash and cash equivalents, restricted cash and short-term investments, 72.98% and 27.02% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. The Company’s total cash and cash equivalents, restricted cash and short-term investments held at Bank of China and Morgan Stanley, the largest percentage held at one single PRC financial institution and international financial institution, represent 14.71% and 13.32% of the Company’s total cash and cash equivalents, restricted cash and short-term investments as of December 31, 2012, respectively.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was The Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable international financial institutions with high rating rates to place its foreign currencies. The Company regularly monitors the rating of the international financial institutions in case of any defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the periods presented.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, short-term investments and notes payable denominated in the US$. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US$ against RMB was approximately 1.01% in 2012. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in US$. As a result, an appreciation of RMB against the US$ would result in foreign currency translation losses when translating the net assets of the Company from the US$ into RMB.

The functional currency and the reporting currency of the subsidiaries in Japan are Japanese Yen (“JPY”) and RMB, respectively. During 2012, JPY depreciated by approximately 12.10% against RMB. The depreciation of JPY against RMB results in foreign currency translation loss when translating the net assets of the subsidiaries in Japan from JPY into RMB.

For the years ended December 31, 2010, 2011 and 2012, the net foreign currency translation gain or loss resulting from the translation from the respective functional currencies to the RMB reporting currency recorded in the Company’s accumulated other comprehensive loss was RMB3.87 million of loss, RMB32.93 million of gain and RMB5.27 million (US$0.85 million) of loss, respectively.

Derivative Instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques. The fair value of the derivative instruments held by the Company was insignificant for any of the years presented.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company early adopted ASU 2012-02 in the third quarter of 2012 and elected to perform a qualitative assessment on certain indefinite-lived intangible assets to determine whether further impairment testing was necessary. The adoption of ASU 2012-02 did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations
3.	BUSINESS COMBINATIONS

Business combinations in 2012:

During the year ended December 31, 2012, the Company completed several business combinations, which the Company expects to complement its existing business and achieve significant synergies. The acquired entities were considered immaterial, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective date of acquisition.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective date of acquisition:

	RMB	US$
	(In thousands)
Purchase consideration	1,190,717	191,123
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	91,095	14,621
Intangible assets, net	664,380	106,640
Deferred tax liabilities, noncurrent	(72,222)	(11,592)
Noncontrolling interests	(32,507)	(5,218)
Redeemable noncontrolling interests	(100,101)	(16,067)
Pre-existing equity method investments	(817,951)	(131,290)
Goodwill	1,458,023	234,029

The aggregate purchase price allocation included the acquisitions of Qiyi.com, Inc. (“Qiyi”) and certain other acquirees, which were all equity method investees of the Company prior to their respective acquisitions. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective date of acquisition.

In November 2012, the Company purchased all of the series A and series B preferred shares of Qiyi held by Providence Equity Partners, obtaining the controlling financial interests in Qiyi. The contingent consideration related to the acquisition of Qiyi, which would be paid upon a change in control of Qiyi, was fair valued at nil because of the remote probability of the occurrence of the contingent event.

The acquisition-date fair value of the equity interest in these equity method investees held immediately before the respective acquisition date amounted to RMB817.95 million (US$131.29 million). The net gain arising from the re-measurement of the existing equity method investment in these investees and the settlement of the pre-existing contractual relationship relating to the equity method investments amounted to RMB486.34 million (US$78.06 million) and was included in “Other income, net” in the consolidated statements of comprehensive income. Out of the total purchase consideration, RMB338.45 million (US$54.32 million) represented the effective settlement of the pre-existing relationship from the prior equity method investees, and the remaining was paid in cash.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third party valuation firms. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing equity method investments or noncontrolling interests are based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on EBITDA, (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.

Neither the results of operations since the acquisition dates nor pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not material to the Company’s consolidated results of operations.

Business combinations in 2011:

Acquisition of Qunar

On July 20, 2011, the Company acquired 62.01% of the equity interest of Qunar, a leading provider of travel search products in China, with which the Company expects to achieve significant synergies. The results of Qunar’s operations have been included in the Company’s consolidated financial statements since July 20, 2011.

The total purchase consideration of US$300.28 million is payable in cash, of which US$260.10 million was paid upon acquisition. The remaining US$40.18 million was deposited in an escrow account to pay for liabilities resulting from any breach of the representations and warranties made upon the acquisition or indemnifiable loss incurred, if any, such as claims, damages or penalties. The escrowed amount was reserved and included in restricted cash and will be used to pay for the liabilities or the indemnifiable loss, if any, in 18 months from the acquisition date, after which period any remaining amount will be released and transferred to Qunar’s original selling shareholders.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

RMB
(in thousands)
Purchase consideration	1,939,569
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	115,515
Intangible assets, net	711,570
Deferred tax liabilities, noncurrent	(136,856)
Noncontrolling interests	(102,922)
Redeemable noncontrolling interests	(942,004)
Goodwill	2,294,266

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third party valuation firm. The valuation report utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches.

The redeemable noncontrolling interests were initially recorded at fair value on the acquisition date in accordance with ASC 805-20-30-7, which approximated the fixed redemption amount because the noncontrolling interests were immediately redeemable and the redemption amount to be paid to the holders of noncontrolling interests as of the acquisition date is expected to represent the fair value of the noncontrolling interests. The fair value of the redeemable noncontrolling interests is estimated using the income approach. As Qunar is a private company, the fair value measurement is based on significant inputs that are not observable in the market. The fair value estimates are based on significant inputs that market participants would consider when estimating equity fair value of the same industry, which include (a) a discount rate, (b) a projected terminal value based on EBITDA, (c) financial multiples of companies in the same industry as Qunar and (d) adjustments for lack of control or lack of marketability. The adjustment of accreting the carrying amount of the noncontrolling interests to the fixed redemption amount is recorded at each reporting date.

Other acquisitions

The Company also completed other acquisitions during 2011, including an acquisition of a subsidiary and acquisitions of groups of operating assets, each of which met the definition of a business combination in accordance with ASC subtopic 805-10 (“ASC 805-10”), Business Combinations: Overall. These acquisitions were insignificant both individually and in aggregate.

Investments	12 Months Ended
Dec. 31, 2012
Investments
4.	INVESTMENTS

Short-term investments

As of December 31, 2012, all of the held-to-maturity securities were time deposits in commercial banks with a maturity of less than one year. The available-for-sale securities are debt securities with a maturity of less than one year purchased from commercial banks and other financial institutions.

During the years ended December 31, 2010, 2011 and 2012, the Company recorded interest income, including short-term investment gains, of RMB37.21 million, RMB149.35 million and RMB726.40 million (US$116.60 million) in the consolidated statements of comprehensive income, respectively.

Long-term investments

The Company’s long-term investments consist of cost method investments, equity method investments and held-to-maturity securities with maturities of greater than 12 months.

Cost method investments

The carrying amount of Company’s cost method investments was RMB389.63 million and RMB269.42 million (US$43.24 million) as of December 31, 2011 and 2012, respectively. The decrease is primarily due to the impairment provision made to certain investments.

Equity method investments

As of December 31, 2012, the Company, through Baidu Holdings Limited (“Baidu Holdings”), holds 100% of the ordinary shares of Youa.com, Inc. (“Youa”). The Company has three out of the total seven seats on the board of directors of Youa and accounted for the investment in Youa under the equity method due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shares holders.

As of December 31, 2012, the Company also holds equity investments in the following investees through its subsidiaries or VIEs, all of which were accounted for under the equity method:

Investee	Percentage of ownership of common stock
Beijing Paibo Times Technology Co., Ltd.	32.56%
Chongqing Rongdu Technology Co., Ltd.	40.00%
Henan Feidian Network Technology Co., Ltd.	40.00%
OPDA Appublish Co., Ltd.	15.33%

The total impairment charges on long-term investments were nil, RMB47.89 million and RMB169.18 million (US$27.16 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Investments classified as held-to-maturity securities and available-for-sale securities as of December 31, 2011 and 2012 were as follows:

	As of December 31, 2011
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)		9,834,275
Adjustable-rate investments	100,048	—	(21)		100,027
Available-for-sale securities
Adjustable-rate investments	102,637			45	102,682

	As of December 31, 2012
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	17,072,751	30,886	(17,385)		17,086,252	2,742,533
Available-for-sale securities
Fixed-rate investments	3,500,945			13,454	3,514,399	564,100
Adjustable-rate investments	17,073			—	17,073	2,740
Long-term investments:
Fixed-rate held-to-maturity investments	513,728	886	—		514,614	82,601

Held-to-maturity securities are stated at amortized cost. The long-term held-to-maturity investments will mature between May 2014 and August 2014 in accordance with their contractual terms. The methodology used in the determination of fair values for held-to-maturity securities and available-for-sale securities were summarized in Note 21.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
5.	ACCOUNTS RECEIVABLE

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Accounts receivable	605,364	1,259,251	202,124
Allowance for doubtful accounts	(5,806)	(5,768)	(926)

	599,558	1,253,483	201,198

The movements in the allowance for doubtful accounts were as follows:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	9,015	2,223	5,806	932
Amounts (credited against) charged to costs and expenses	(6,792)	3,583	(38)	(6)

Balance as of December 31	2,223	5,806	5,768	926

Other Assets Current	12 Months Ended
Dec. 31, 2012
Other Assets Current
6.	OTHER ASSETS, CURRENT

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Prepaid expenses	31,838	143,180	22,982
Advances to suppliers	24,452	107,024	17,179
Receivables from financial institutions	200,494	—	—
Others	58,228	130,203	20,898

	315,012	380,407	61,059

Receivables from financial institution represent entrusted loans to certain financial institutions, secured by bank notes endorsed to the trusted agency. In an entrusted loan arrangement, the lender makes deposits into a trust account of a bank and authorizes the bank to release the funds to the borrower. The bank collects interest and principal payments from the borrower and remits to the lender as they become due.

Fixed Assets	12 Months Ended
Dec. 31, 2012
Fixed Assets
7.	FIXED ASSETS

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Computer equipment	3,450,160	4,973,104	798,238
Office building	393,865	911,482	146,303
Office building related facility, machinery and equipment	137,209	156,240	25,078
Vehicles	6,943	7,519	1,207
Office equipment	177,509	212,368	34,087
Leasehold improvements	178,932	193,751	31,099
Construction in progress	2,982	148,717	23,871

	4,347,600	6,603,181	1,059,883
Accumulated depreciation	(1,653,600)	(2,715,304)	(435,836)

	2,694,000	3,887,877	624,047

The Company obtained certain computer servers and equipment by entering into capital leases. The gross amount and the accumulated depreciation of these servers and equipment are RMB47.89 million and RMB1.33 million, respectively, as of December 31, 2011 and RMB104.11 million (US$16.71 million) and RMB23.54 million (US$3.78 million), respectively, as of December 31, 2012. Future minimum lease payments of RMB83.51 million are payable in the amount of RMB36.79 million, RMB32.67 million, RMB13.91 million, RMB0.10 million and RMB0.04 million in 2013, 2014, 2015, 2016 and 2017, respectively.

Depreciation expense of the fixed assets, including assets under capital leases, was RMB380.89 million, RMB747.74 million and RMB1.20 billion (US$192.39 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
8.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill are as follows:

	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Balance as of January 1	63,686	2,419,542	388,363
Goodwill acquired	2,468,874	1,458,023	234,029
Impairment losses	(113,011)	—	—
Foreign currency translation adjustment	(7)	(1)	—

Balance as of December 31	2,419,542	3,877,564	622,392

Intangible assets

Finite-lived intangible assets

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value
	RMB	RMB	RMB	RMB
	(In thousands)
Land use right	223,309	(11,252)	—	212,057
Customer relationships	254,169	(40,168)	(1,031)	212,970
Software	132,414	(45,288)	(3,424)	83,702
Trademarks	320,527	(14,567)	—	305,960
User list	158,070	(23,418)	—	134,652
Others	37,183	(19,097)	(1,085)	17,001

	1,125,672	(153,790)	(5,540)	966,342

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In thousands)
Land use right	298,600	(16,498)	—	282,102	45,281
Customer relationships	307,104	(64,420)	—	242,684	38,953
Software	215,195	(75,131)	(2,347)	137,717	22,105
Trademarks	320,527	(46,639)	—	273,888	43,962
User list	233,570	(78,205)	—	155,365	24,938
Licensed copyrights of video contents	411,666	(79,842)	—	331,824	53,261
Others	181,250	(27,575)	—	153,675	24,667

	1,967,912	(388,310)	(2,347)	1,577,255	253,167

Amortization expense of intangible assets for the years ended December 31, 2010, 2011 and 2012 was RMB10.25 million, RMB65.67 million and RMB234.00 million (US$37.56 million), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years is as follows:

	RMB	US$
	(In thousands)
For the years ending December 31,
2013	474,571	76,174
2014	244,701	39,277
2015	121,525	19,506
2016	84,749	13,603
2017	79,185	12,710

Indefinite-lived intangible assets

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Domain names	9,360	9,360	1,502
Trademarks	3,550	1,050	169
License	2,000	—	—

	14,910	10,410	1,671
Impairment loss	(2,500)	—	—

	12,410	10,410	1,671

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities
9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	261,273	407,681	65,437
Accrued operating expenses	547,176	908,392	145,807
Tax payable	452,441	425,320	68,268
Interest payable	6,655	32,273	5,180
Distributors’ and customers’ deposits	61,589	78,131	12,541
Purchase of fixed assets	276,731	429,520	68,943
Traffic acquisition costs	208,980	366,993	58,906
Bandwidth costs	77,061	180,053	28,900
Content acquisition costs	36,643	236,232	37,918
Professional expenses	39,803	64,647	10,377
Deposits on online payment platform	37,067	132,320	21,239
Payable for business acquisitions	439,488	318,050	51,051
Others	100,538	227,224	36,472

	2,545,445	3,806,836	611,039

Payable for business acquisitions mainly represents the amount to be paid to the original shareholders of Qunar at the end of the escrow period of eighteen months after acquisition and considerations to be paid for other acquisitions based on their respective payment schedules.

Loans Payable	12 Months Ended
Dec. 31, 2012
Loans Payable
10.	LOANS PAYABLE

Short-term loans

On January 11, 2011, Baidu Holdings entered into a short-term loan arrangement with the Bank of China (Macau Branch) for the working capital of Baidu Japan and its subsidiaries in Japan and in the USA. The commitment of the loan amounts to RMB186.90 million (US$30 million), with a floating interest rate of LIBOR plus 1.5% per annum and a maturity term of twelve months. The total amount of RMB124.60 million (US$20 million) drawn down by Baidu Holdings has been fully repaid in cash upon maturity in January 2012.

Long-term loans

On October 27, 2010, Baidu Netcom borrowed a loan from the Export-Import Bank of China, which is due according to a quarterly installment schedule between July 30, 2012 and October 30, 2013. Baidu Netcom has the right to repay and may terminate the loan upon an advanced notice. The Company early repaid all the remaining loan balance in 2012, with no penalty incurred.

On July 19, 2011, the Company borrowed a two-year unsecured loan from Goldman Sachs Lending Partners LLC of RMB2.18 billion (US$350.00 million), at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar and is due on July 14, 2013.

On September 18, 2012, the Company entered into a loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch), pursuant to which the Company is committed to borrow an unsecured Australian Dollars (AU$) denominated loan with a floating interest rate. The loan commitment amounting to RMB679.86 million (AU$105 million) is intended for the general working capital of the Company and can be drawn down from time to time within two years. On October 17, 2012, the Company drew down RMB355.50 million (AU$55.00 million) with a term of two years under the loan commitment. In connection with the drawn down of the loan commitment, the Company entered into a currency swap agreement, pursuant to which the loan will be settled in a fixed US$ amount of US$56.76 million with a fixed annual interest rate of 2.75% during the term of the loan. The currency swap agreement met the definition of a derivative in accordance with ASC 815. The fair value of the derivative related to the currency swap agreement was insignificant for the year ended December 31, 2012.

The following table summarizes the aggregate required repayments of the principal amounts of the long-term borrowings, excluding the notes payable (Note 11), in the succeeding five years:

	RMB	US$
	(In thousands)
2013	2,180,535	350,000
2014	353,620	56,760
2015, 2016 and 2017	—	—

	2,534,155	406,760

Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable
11.	NOTES PAYABLE

On November 28, 2012, the Company issued and sold publicly two tranches of unsecured senior notes: (i) an aggregate principal amount of US$750 million which will mature on November 28, 2017 (the “2017 Notes”), and (ii) an aggregate principal amount of US$750 million which will mature on November 28, 2022 (the “2022 Notes”). The 2017 Notes and the 2022 Notes are collectively referred to as the “Notes”.

The 2017 Notes bear interest at the rate of 2.25% per annum and the 2022 Notes bear interest at the rate of 3.50% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on May 28, 2013. At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.

The net proceeds from the Notes, after deducting offering expenses, were RMB9.30 billion (US$1.49 billion), which will be used for general corporate purposes.

The Notes do not contain any financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the principal amount plus any unpaid interest. As of December 31, 2012, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. The Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.

The Notes were issued at a discount amounting to RMB10.37 million (US$1.67 million). The issuance costs of RMB50.19 million (US$8.06 million) incurred at the time of the issuance of the Notes were capitalized. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes. The effective interest rate was 2.36% and 3.59% for the 2017 Notes and the 2022 Notes, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
12.	INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC. It also has intermediate holding companies in the British Virgin Islands (“BVI”) and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed. Under the Hong Kong tax laws, subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Under the Enterprise Income Tax (“EIT”) Law, which has been effective since January 1, 2008, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to tax holidays. Tax holidays mainly include preferential EIT rate for the PRC subsidiaries and VIEs which were recognized as a qualified “High and New Technology Enterprise” (“HNTE”) or “Software Enterprise”.

Baidu Online, recognized as a qualified “HNTE”, has enjoyed the preferential EIT rate of 15% since 2008. In April 2011, Baidu Online obtained the certificate of “Key Software Enterprise” for year 2010, which enabled Baidu Online to enjoy the preferential tax rate of 10% solely for year 2010. The Company recorded an income tax refund in connection with the over-paid provisional tax for year 2010 in the year ended December 31, 2011, during which the certificate was granted.

Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times”), a qualified “HNTE” since 2008, enjoyed 50% reduction on the EIT rate in 2010 and 2011, which was granted prior to the effectiveness of the current EIT Law.

Baidu (China) Co., Ltd. (“Baidu China”), recognized as a qualified “Software Enterprise” since 2006, enjoyed a 50% tax rate reduction for year 2010. In May 2012, Baidu China obtained the HNTE certificate and recorded an income tax refund in connection with the over-accrual of provisional tax amounting to the difference between the preferential EIT rate of 15% granted by the Shanghai Tax Bureau to Baidu China and the progressive EIT rates of 24% originally used in year 2011.

Baidu Netcom, recognized as an HNTE, is entitled to the preferential EIT rate of 15% for years 2010, 2011 and 2012. In May 2011, the Company obtained the HNTE certificate and recorded an income tax refund in connection with the over-accrued provisional tax for year 2010.

Certain other PRC subsidiaries and VIEs also enjoyed tax holidays in various periods as a result of the recognition as a qualified HNTE or “Software Enterprise”.

Under the current EIT Law, dividends paid by an FIE to any of its foreign non-resident enterprise investors are subject to a 10% withholding tax. Thus, the dividends, if and when payable by Baidu Online to Baidu Holdings, would be subject to 10% withholding tax. A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. There is such a tax arrangement between PRC and Hong Kong. Thus, the dividends, if and when payable by Baidu Times and Baidu China to Baidu HK, would be subject to 5% withholding tax rather than statutory rate of 10% provided that Baidu HK meets the requirements stipulated by relevant PRC tax regulations. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2012, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Japan

Baidu Japan Inc. (“Baidu Japan”) with a paid-in capital in excess of JPY100.00 million is subject to national income tax of 30%. Baidu Japan is also subject to inhabitant tax, assessed by both prefectures and municipalities. Inhabitant tax is computed as a percentage of national income tax. The per capita tax is based on the Company’s capitalization and the number of employees. In addition, Baidu Japan is subject to a corporate enterprise tax on a pro forma basis based on the amount of taxable profit subject to the corporate tax, added-value components, (e.g., labor costs, net interest and rental payments, income/loss for current year) and a capital component. Baidu Japan has been in a cumulative loss position since its inception.

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

PRC	4,321,910	8,217,522	12,537,331	2,012,380
Non-PRC	(260,747)	(408,343)	(571,894)	(91,795)

	4,061,163	7,809,179	11,965,437	1,920,585

The pre-tax losses from non-PRC operations consists primarily of the operating costs, administration expenses, interest income and charges for share-based compensation. Income taxes consist of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

Current income tax	616,994	1,337,469	1,888,378	303,106
Income tax refund due to reduced tax rate	(6,625)	(83,907)	(255,189)	(40,961)
Deferred income tax (benefit) expense	(74,374)	(64,701)	(59,030)	(9,475)

	535,995	1,188,861	1,574,159	252,670

The reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income is as follows (amounts in thousands of RMB, and in thousands of US$, except for per share data):

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Expected taxation at PRC EIT statutory rate	1,015,329	1,952,295	2,991,359	480,146
Effect of differing tax rates in different jurisdictions	8,416	43,260	138,931	22,300
Permanent differences – non-taxable income	(733)	(2,804)	(58,157)	(9,335)
Permanent differences – non-deductible expenses	10,935	9,989	58,201	9,342
Tax incentives relating to R&D expenditures	(22,925)	(105,966)	(154,977)	(24,876)
Effect of tax exemption and reduction inside the PRC	(533,802)	(650,206)	(1,234,142)	(198,093)
Income tax refund due to reduced tax rate	(6,625)	(83,907)	(255,189)	(40,961)
Under-provided (over-accrued) EIT for previous years	10,359	(66,960)	(15,084)	(2,421)
Effect of tax rate change on deferred taxes	—	18,216	—	—
Addition to valuation allowance	55,041	74,944	103,217	16,568

Taxation for the year	535,995	1,188,861	1,574,159	252,670

Effective tax rate	13.20%	15.22%	13.16%	13.16%
Effect of tax exemption and reduction inside the PRC on basic earnings per Class A and Class B ordinary share	15.34	18.64	35.32	5.67

The Company’s effective tax rate decreased in year 2012 compared with year 2011 primarily due to Baidu China obtaining the HNTE certificate in May 2012 and receiving a tax refund in connection with the over-accrual of provisional tax in prior year.

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Provision for doubtful receivables	2,586	1,655	266
Fixed assets depreciation	36,274	13,367	2,146
Net operating loss carry-forward	248,790	333,397	53,514
Accrued expenses, payroll and others	140,805	214,211	34,382

Deferred tax assets	428,455	562,630	90,308
Valuation allowance	(254,919)	(349,012)	(56,020)

Deferred tax assets, net	173,536	213,618	34,288

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Long-lived assets arising from acquisitions	131,629	289,482	46,465

Deferred tax liabilities	131,629	289,482	46,465

The Company does not believe that sufficient positive evidence exists to conclude that the recoverability of Baidu Japan’s net deferred tax assets is more likely than not to be realized. Consequently, the Company has provided full valuation allowances on the related net deferred tax assets.

As of December 31, 2012, the Company had net operating losses of approximately RMB1.10 billion (US$176.69 million) primarily from Qunar, Qiyi, Baidu Japan, Baidu HK and Baidu HR, which can be carried forward after certain reconciliation per tax regulation to offset future net profit for income tax purposes. The Japan net operating loss will expire beginning 2015; the PRC net operating loss will expire beginning 2017; and the Hong Kong net operating loss can be carried forward without an expiration date.

The Company has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income. As of December 31, 2012, there is no significant tax uncertainty impact on the Company’s financial position and result of operations.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2011 and 2012 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. If these foreign earnings were to be repatriated in the future, the related tax liability may be reduced by any foreign income taxes previously paid on these earnings. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable. In the case of its VIEs, undistributed earnings were insignificant as of each of the balance sheet dates.

In general, the PRC and Japanese tax authorities have up to five and seven years, respectively to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2008 through 2012 and the Japanese subsidiary’s tax years 2007 through 2012 remain open to examination by the respective taxing jurisdictions.

Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Employee Defined Contribution Plan
13.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amounts for such employee benefits, which were expensed as incurred, were RMB218.88 million, RMB381.74 million and RMB631.25 million (US$101.32 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
14.	COMMITMENTS AND CONTINGENCIES

Capital commitments

The Company’s capital commitments relate primarily to commitments in connection with the expansion and improvement of its network infrastructure and its plan to build additional office buildings and cloud computing based data centers. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB681.21 million (US$109.34 million) as of December 31, 2012. All of the commitments relating to the network infrastructure are to be fulfilled within the next year and the commitments relating to the office building and cloud computing based data centers will be settled in installments as various stages of the construction plan are completed in the next four years.

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense for offices was RMB76.87 million, RMB137.08 million and RMB196.59 million (US$31.55 million) for the years ended December 31, 2010, 2011 and 2012, respectively. Total operating lease expense for IDC facilities was RMB310.54 million, RMB626.44 million and RMB1.07 billion (US$171.64 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2012:

	RMB	US$
	(In thousands)
2013	1,227,718	197,062
2014	733,765	117,777
2015	602,537	96,714
2016	479,111	76,903
2017	218,027	34,996
Thereafter	138,422	22,218

	3,399,580	545,670

Commitments for licensed copyrights

The Company enters into non-cancelable licensing agreements with third-party vendors to acquire licensed copyrights of video contents for its online video platform. Payments for licensed copyrights of video contents are recorded in “Intangible assets, net” on the consolidated balance sheets (Note 8).

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2012:

	RMB	US$
	(In thousands)
2013	232,233	37,276
2014	68,735	11,033
2015 and thereafter	—	—

	300,968	48,309

Guarantees

The Company accounts for guarantees in accordance with ASC subtopic 460-10 (“ASC 460-10”), Guarantees: Overall. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460-10, (b) the guarantee is subject to ASC 460-10 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The corporate by-laws require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. In addition, the Company has entered into separate indemnification agreements with each director and each executive officer of the Company that provide for indemnification of these directors and officers under similar circumstances and under additional circumstances. The indemnification obligations are more fully described in the by-laws and the indemnification agreements. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s by-laws or in the indemnification agreements and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Company has not been required to make payments related to these obligations, and the fair value for these obligations is zero in the consolidated balance sheets as of December 31, 2011 and 2012.

Litigation

The Group was involved in certain cases pending in various PRC and U.S. courts and arbitration as of December 31, 2012. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.

For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings, for which the Company was able to estimate the reasonably possible losses or the range of reasonably possible losses, such estimated loss amounts were immaterial.

Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interests
15.	REDEEMABLE NONCONTROLLING INTERESTS

	RMB	US$
	(In thousands)

Balance at December 31, 2011	935,978	150,235
Acquisition of Qiyi (1) (Note 3)	100,101	16,067
Equity issuance of subsidiaries (2)	25,989	4,172
Current losses	(55,804)	(8,957)
Other comprehensive loss	(690)	(111)
Share-based compensation	5,566	893
Accretion impact	22,143	3,554

Balance at December 31, 2012	1,033,283	165,853

(1)

Noncontrolling interests in Qiyi represent the preferred shares of Qiyi held by noncontrolling shareholders, which could be redeemed upon occurrence of certain events that are not solely within the control of Qiyi and are accounted for as redeemable noncontrolling interests.

(2)

On July 13, 2012, NTT DOCOMO, Inc. (“DCM”) subscribed additional ordinary shares of B.D. Mobile Telecommunication Limited (“B.D. Mobile”) with cash pursuant to the agreement entered into with Baidu Holdings in January 2011, representing 14.00% of the then outstanding ordinary shares. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.

There were no shares redeemed in the years ended December 31, 2011 and 2012.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
16.	SHAREHOLDERS’ EQUITY

Ordinary shares

Upon completion of the Company’s initial public offering (“IPO”) in August 2005, 16,648,877 Class B Ordinary shares were issued upon conversion of all convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 870,400,000 ordinary shares at a par value of US$0.00005 per share, of which 825,000,000 shares were designated as Class A ordinary shares, 35,400,000 as Class B ordinary shares, and 10,000,000 shares designated as preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 650,000, 1,332 and 40,000 Class B ordinary shares transferred to Class A ordinary shares in the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, there were 27,202,710 and 7,763,000 Class A and Class B ordinary shares outstanding, respectively. As of December 31, 2011 and 2012, there were no preferred shares issued and outstanding.

Retained earnings

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s PRC subsidiaries is required to allocate at least 10% of its after-tax profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its respective registered capital. Appropriations to the statutory public welfare fund and the discretionary surplus fund are made at the discretion of the Company’s VIEs.

General reserve and statutory surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	249,880	277,812	44,592
Unreserved retained earnings	13,354,454	23,760,407	3,813,808

Total retained earnings	13,604,334	24,038,219	3,858,400

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of VIEs in which the Company has no legal ownership, totaling RMB1.22 billion and RMB2.80 billion (US$0.45 billion) as of December 31, 2011 and 2012, respectively.

Furthermore, cash transfers from the Company’s PRC subsidiaries to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Accumulated other comprehensive loss

The components of accumulated other comprehensive income (loss) are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Foreign currency translation adjustment	(84,448)	(89,714)	(14,400)
Unrealized gains on available-for-sale securities	45	11,436	1,836

Accumulated other comprehensive loss	(84,403)	(78,278)	(12,564)

Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2012
Earnings Per Share ("EPS")
17.	EARNINGS PER SHARE (“EPS”)

On April 28, 2010, the Company announced a change in the ratio of its American depositary shares (“ADSs”) representing Class A ordinary shares from one ADS for one share to ten ADSs for one share, effective on May 12, 2010. For Baidu’s ADS holders, this ratio change has the same effect as a ten-for-one ADS split.

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc., after accretion of redeemable noncontrolling interests at the amount of RMB22.14 million (Note 15) in year 2012 (nil in year 2011 and year 2010 respectively), per share for Class A and Class B ordinary shares. (Amounts in thousands of RMB, and in thousands of US$, except for number of shares, per share and per ADS data)

	For the years ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	2,690,712	834,456	5,153,755	1,484,882	8,106,219	1,301,138	2,327,666	373,616
Denominator
Weighted average ordinary shares outstanding	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630

Denominator used for earnings per share	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630
Earnings per share - basic	101.28	101.28	190.27	190.27	298.62	47.93	298.62	47.93

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	2,693,365	831,803	5,156,846	1,481,791	8,108,856	1,301,561	2,325,029	373,193
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	831,803	—	1,481,791	—	2,325,029	373,193	—	—

Allocation of net income attributable to Baidu, Inc.	3,525,168	831,803	6,638,637	1,481,791	10,433,885	1,674,754	2,325,029	373,193
Denominator
Weighted average ordinary shares outstanding	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630
Conversion of Class B to Class A ordinary shares	8,238,907	—	7,803,952	—	7,794,630	7,794,630	—	—
Share-based awards	112,474	350	72,781	—	39,621	39,621	—	—

Denominator used for earnings per share	34,917,835	8,239,257	34,962,831	7,803,952	34,979,459	34,979,459	7,794,630	7,794,630
Earnings per share - diluted	100.96	100.96	189.88	189.88	298.29	47.88	298.29	47.88

Earnings per ADS:
Denominator used for earnings per ADS - basic	265,664,540		270,860,980		271,452,080	271,452,080
Denominator used for earnings per ADS - diluted	349,178,350		349,628,310		349,794,590	349,794,590
Earnings per ADS - basic	10.13		19.03		29.86	4.79

Earnings per ADS - diluted	10.10		18.99		29.83	4.79

The Company did not include certain stock options and restricted shares in the computation of diluted earnings per share for the years ended December 31, 2010, 2011 and 2012 because to do so would have been anti-dilutive for earnings per share for the respective years. These stock options excluded in the computation of diluted earnings per share for the respective periods, however, could potentially dilute basic earnings per share in the future.

Share-Based Awards Plan	12 Months Ended
Dec. 31, 2012
Share-Based Awards Plan
18.	SHARE-BASED AWARDS PLAN

Baidu, Inc.

Incentive compensation plans

In January 2000, the Company adopted the 2000 Option Plan (the “2000 Plan”). The 2000 Plan provided for the granting of share options and restricted ordinary shares to employees and consultants of the Company. All the options granted to Company employees and consultants under the 2000 Plan were nonqualified share options (“NSO”). The Company reserved 5,040,000 ordinary shares for issuance under the 2000 Plan. Under the 2000 Plan, which has expired during 2010, options granted generally vest 25% after the first year of service and ratably each month over the remaining 36-month period.

In December 2008, the Company amended the 2000 Plan by adding a new section regarding adjustment of exercise price. The exercise price per share subject to an option might be amended or adjusted in the absolute discretion of the 2000 Plan administrator, which was the Board of Directors, and the determination of which should be final, binding and conclusive. A downward adjustment of the exercise prices should be effective without the approval of the Company’s shareholders or the approval of the affected grantees.

In December 2008, the Company adopted a share incentive plan (the “2008 Plan”). The 2008 Plan provides for the granting of share incentives, which include incentive share option (“ISO”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees and consultants of the Company. However, the Company may grant ISOs only to its employees. The Company has reserved 3,428,777 ordinary shares for issuance under the 2008 Plan, which will expire in the year 2018. The vesting schedule, time and condition to exercise options will be determined by the compensation committee. The term of the options may not exceed ten years from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.

Under the 2008 Plan, the exercise price per share subject to an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Starting from February 15, 2006, the Company has granted restricted Class A ordinary shares of the Company (“Restricted Shares”). Terms for the Restricted Shares are the same as share options except that Restricted Shares do not require exercise and have a two to four years vesting term.

Share options

The following table summarizes the option activity for the year ended December 31, 2012:

	Number of shares	Weighted average exercise price(US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2011	71,999	470.45	2.62	51,539
Granted	171,488	1,094.80
Exercised	(33,041)	259.60
Forfeited/Cancelled	(875)	1,062.20
Expired	(233)
Outstanding, December 31, 2012	209,338	1,013.10	4.29	16,264
Vested and expected to vest at December 31, 2012	190,669	1,008.20	4.26	15,843
Exercisable at December 31, 2012	23,592	525.20	1.84	12,517

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2012 and the exercise price.

Total intrinsic value of options exercised for the three years ended December 31, 2010, 2011 and 2012 was RMB263.97 million, RMB275.86 million and RMB200.91 million (US$32.25 million), respectively.

As of December 31, 2012, there was RMB317.54 million (US$50.97 million) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 3.59 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.

The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton valuation model. The volatility assumption was estimated based on implied volatility and historical volatility of the Company’s share price applying the guidance provided by ASC 718-10. The Company begins to estimate the volatility assumption solely based on its historical information since year 2009. Assumptions about the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2010	2011	2012

Risk-free interest rate	0.61%~1.13%	0.31%~1.03%	0.35%~0.43%
Dividend yield	—	—	—
Expected volatility range	64.76%~69.70%	48.20%~61.58%	43.60%~44.72%
Weighted average expected volatility	68.12%	58.27%	43.75%
Expected life (in years)	2.65~2.66	2.66~3.00	2.67~3.08

In addition, the Company recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the service period of the award. The estimation of the forfeiture rate is based primarily upon historical experience of employee turnover. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the year of revision, as well as in following years.

The exercise price of options granted during the years 2010, 2011, and 2012 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years 2010, 2011, and 2012 was US$279.69, US$432.68, and US$323.00, respectively.

Restricted shares

Restricted shares activity for the year ended December 31, 2012 was as follows:

	Number of shares	Weighted average grant date fair value(US$)
Restricted shares
Unvested, December 31, 2011	56,222	1,181.49
Granted	85,131	1,152.10
Vested	(18,552)	1,113.60
Forfeited	(7,985)	1,270.90
Unvested, December 31, 2012	114,816	1,164.10

The total fair value of the restricted shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB237.71 million, RMB198.77 million, RMB128.70 million (US$20.66 million), respectively.

As of December 31, 2012, there was RMB640.50 million (US$102.81 million) unrecognized share-based compensation cost related to restricted shares. That deferred cost will be recognized over a weighted-average vesting period of 3.06 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.

Subsidiaries

Certain subsidiaries also have equity incentive plans granting share-based awards. Total share-based compensation expenses recognized and unrecognized were insignificant, both individually and in aggregate, for any of the years presented.

The following table summarizes the total compensation cost recognized by the Group:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

Expensed as cost of revenues	6,302	7,527	10,105	1,622
Expensed as selling, general and administrative	36,811	50,012	54,512	8,750
Expensed as research and development	50,623	94,489	147,692	23,706
Capitalized as part of internal-used software	226	1,700	1,944	312

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
19.	RELATED PARTY TRANSACTIONS

The amounts due from/to related parties represent amounts provided to/by Qiyi in the ordinary course of business. Upon the completion of the acquisition of Qiyi on November 26, 2012, these balances have been eliminated.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
20.	SEGMENT REPORTING

The Company has only one single operating segment. Substantially all of the Company’s revenue and long-lived assets are derived from and located in the PRC. The Company has only minimal operations in Japan and other countries.

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)
Revenues:
PRC	7,898,805	14,444,636	22,198,685	3,563,135
Non-PRC	16,269	56,150	107,341	17,229

The following table sets forth long-lived assets by geographic area:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Long-lived assets:
PRC	2,686,281	3,862,045	619,901
Non-PRC	145,808	117,989	18,939

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement
21.	FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value

In accordance with ASC 820-10, the Company measures available-for-sale securities at fair value on a recurring basis. The fair values of the Company’s available-for-sale securities as measured and held-to-maturity securities as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates.

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below (in thousands):

		Fair value measurement or disclosure at December 31, 2011 using
	Total fair value at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
	RMB	RMB	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Time deposits	2,419,726		2,419,726
Money market fund	192,324	192,324

Short-term investments
Held-to-maturity securities
Fixed-rate investments	9,834,275		9,834,275
Adjustable-rate investments	100,027		100,027

Fair value measurement
Recurring
Short-term investments
Available-for-sale securities
Adjustable-rate investments	102,682		102,682
Nonrecurring
Long-term investments	—			—	(47,886)
Intangible assets	—			—	(8,040)
Goodwill	—			—	(113,011)

Total assets measured at fair value	102,682	—	102,682	—	(168,937)

The Company has no assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011.

As of December 31, 2011, certain cost and equity method investments, goodwill and intangible assets were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.

			Fair value measurement or disclosure at December 31, 2012 using
	Total fair value at December 31, 2012		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value disclosure
Cash equivalents
Time deposits	3,034,443	487,062		3,034,443
Money market fund	4,854,278	779,165	4,854,278
Short-term investments
Held-to-maturity securities
Fixed-rate investments	17,086,252	2,742,533		17,086,252
Long-term investments
Fixed-rate held-to-maturity investments	514,614	82,601		514,614
Long-term notes payable	9,420,285	1,512,060	9,420,285

Fair value measurement
Recurring
Short-term investments
Available-for-sale securities Fixed-rate investments	3,514,399	564,100		3,514,399
Adjustable-rate investments	17,073	2,740		17,073
Non-recurring
Long-term investments	—	—			—	(169,180)	(27,155)

Total assets measured at fair value	3,531,472	566,840	—	3,531,472	—	(169,180)	(27,155)

The Company has no assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012.

As of December 31, 2012, certain cost method investments (Note 4) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

The Company completed several acquisitions with a total cash consideration of RMB399.93 million (US$64.19 million) subsequent to December 31, 2012. The acquired businesses are mainly related to development of products and technologies that are compatible with mobile devices for accessing the Internet. These acquisitions will enhance the depth of the Company’s expertise in products for mobile devices users and are considered supplementary to the existing online marketing services. These acquisitions are immaterial, both individually and in aggregate.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned and majority-owned subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its wholly-owned and majority-owned subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain equity investments, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign Currency

Foreign Currency

The Company’s functional currency is the US$. The Company’s wholly-owned and majority-owned subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall, and have determined their functional currency to be their respective local currency. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

Segment Reporting

Segment Reporting

In accordance with ASC subtopic 280-10 (“ASC 280-10”), Segment Reporting: Overall, the Company’s chief operating decision makers rely upon consolidated results of operations when making decisions about allocating resources and assessing performance of the Company; hence, the Company has only one single operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All time deposits, money market funds and other highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Restricted Cash

Restricted cash consists of the cash reserved in an escrow account to pay for the remaining consideration in relation to the acquisition of Qunar Cayman Islands Limited (“Qunar”) (Note 3) and the cash balances deposited by users or customers of the Group that were held for designated purposes.

The cash balances deposited by users or customers of the Group are considered restricted because they cannot be used for the operations of the Group or any other purposes not designated by the users or customers. The deposited balance is included in the Group’s bank account until being used for the designated purpose or withdrawn by the users or customers.

Accounts Receivable

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Investments

Investments

Short-Term Investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments—Debt and Equity Securities: Overall. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments and held-to-maturity investments with original maturities of greater than 12 months.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceeds the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Company is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Long-term held-to-maturity investments are measured in the same manner as short-term held-to-maturity investments.

Fair Value Measurements of Financial Instruments

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties and amounts due to related parties, long-term held-to-maturity investments, accounts payable and accrued liabilities, customer advances and deposits, long-term notes payable and short-term and long-term loans. The carrying amounts of these financial instruments except for long-term held-to-maturity investments, long-term notes payable and long-term loans, approximate fair value because of their generally short maturities. The carrying amount of long-term held-to-maturity investments and long-term loans approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. Based on the quoted market price as of December 31, 2012, the fair value of the long-term notes payable is RMB9.42 billion (US$1.51 billion) (Note 21).

Research, Development and Computer Software

Research, Development and Computer Software

Capitalization of Software Developed for Internal Use

The Company has capitalized certain internal use software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB10.38 million, RMB44.26 million and RMB38.13 million (US$6.12 million) for the years ended December 31, 2010, 2011 and 2012, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in “intangible assets, net”. The amortization expense for capitalized software costs amounted to RMB8.86 million, RMB7.51 million and RMB19.72 million (US$3.17 million) for the years ended December 31, 2010, 2011 and 2012, respectively. The unamortized amount of capitalized internal use software development costs was RMB52.04 million and RMB70.45 million (US$11.31 million) as of December 31, 2011 and 2012, respectively.

Research and Development Expenses

Research and development expenses consist primarily of personnel-related costs. The Company has expensed substantially all development costs incurred in the research and development of new products and new functionality added to the existing products, except for certain internal-use software.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	- 45 years
Office building related facility, machinery and equipment	- 15 years
Computer equipment	- 3 or 5 years
Office equipment	- 3 or 5 years
Vehicles	- 5 years
Leasehold improvements	- over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill

The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

Prior to 2011, the Company had one reporting unit because no discrete financial information was available below the consolidation level. Subsequent to the acquisitions in 2011 and thereafter, there were segment managers who regularly review operating results of certain acquired entities and the rest of the Group, which constitute two and three separate reporting units as of December 31, 2011 and 2012, respectively.

Goodwill was tested for impairment in the annual impairment tests on December 31 in each year using the two-step process required by ASC 350-20. First, the Company reviewed the carrying amount of the reporting unit compared to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. That is, the Company would then prepare the discounted cash flow analyses. Such analyses are based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. An excess of carrying value compared to fair value would indicate that goodwill may be impaired. Finally, if the Company determined that goodwill may be impaired, the implied fair value of the goodwill, as defined by ASC 350-20, would be compared to its carrying amount to determine the impairment loss, if any. The Company early adopted ASU No. 2011-08, Intangibles—Goodwill and Other, in 2011, pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary.

In 2012, the Company elected to assess goodwill for impairment at the two reporting units, representing entities acquired in 2011 and 2012 using the two-step process. The fair value of these two reporting units exceeded their respective carrying amount, and therefore goodwill related to these two reporting units were not impaired and the Company was not required to perform further testing. The Company performed a qualitative assessment for the remaining reporting unit. Based on the requirements of ASU No. 2011-08, the Company evaluated all relevant factors, weighed all factors in their totality and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the third reporting unit, and further impairment testing on goodwill was unnecessary as of December 31, 2012.

Intangible Assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Land use rights are amortized using a straight-line method over the shorter of their estimated economic lives or the terms of related land use right contracts. Licensed copyrights of video contents are amortized using an accelerated method, which results in a pattern of amortization that is more reflective of the consumption of the assets. All other intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets have weighted average economic lives from the date of purchase as follows:

Land use rights	- 50 years
Customer relationships	- 8.2 years
Software	- 3.6 years
Trademarks	- 10 years
User list	- 3.0 years
Licensed copyrights of video contents	- 2.4 years
Others	- 9.6 years
Total	- 12.7 years

Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill.

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the assets group based on the undiscounted future cash flow the assets group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from disposition of the assets group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on the following principles:

(1) Auction-based pay-for-performance service

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list. Customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Other than the auction-based P4P platform, the Company has certain vertical P4P platforms from which it generates revenue through pre-determined prices per click. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC subtopic 605-10 (“ASC 605-10”), Revenue Recognition: Overall.

For certain P4P customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its P4P online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

(2) Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than click-throughs, such as the number of telephone calls brought to its customers, the number of users registered with its customers, the number of minimum click-throughs, and the number of successful reservation of hotels or issuance of air tickets, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605-10.

(3) Time-based online advertising services

For time-based online advertising services such as text links, banners, or other forms of graphical advertisements, the Company recognizes revenue, in accordance with ASC 605-10, on a pro-rata basis over the contractual term commencing on the date the customer’s advertisement is displayed on a specified webpage. For certain time-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

(4) Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ Internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

(5) Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC subtopic 845-10 (“ASC 845-10”), Nonmonetary Transactions: Overall. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, the transaction is recognized based on the carrying value of the product or services provided. The amount of revenues recognized for barter transactions was insignificant for each of the years presented.

In certain instances, the Company is granted equity instruments in exchange for services. In accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees, if the Company provides services in exchange for equity instruments, the Company measures the fair value of those equity instruments for revenue recognition purposes as of the earlier of either of the following dates:

•	The date the parties come to a mutual understanding of the terms of the equity-based compensation arrangement and a commitment for performance by the Company to earn the equity instruments is reached;

•	The date at which the Company’s performance necessary to earn the equity instruments is completed.

If, as of the measurement date, the fair value of the equity instruments received is not determinable within reasonable limits, the transaction is recognized based on the fair value of the services provided. If the fair value of both the equity instruments received and the services provided cannot be determined, no revenue is recognized for the services provided and the equity instrument received is recorded at zero carrying value. The amount of revenues recognized for such transactions was insignificant in each of the years presented.

(6) Other revenue recognition related policies

The Company prospectively adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, a consensus of the FASB Emerging Issues Task Force (“EITF”) that amends ASC 605-25, on January 1, 2011.

Prior to the adoption of ASU 2009-13, if a sales arrangement involves multiple deliverables, which are considered separate units of accounting in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the total revenue on such arrangement is allocated to the individual deliverables based on their relative fair values. If sufficient vendor-specific objective evidence of fair value (“VSOE”) does not exist for the allocation of revenue, the fee for the entire arrangement is recognized ratably over the term of the arrangement or upon the delivery of the last deliverable, when other revenue recognition criteria have been met.

In accordance with ASU 2009-13, certain delivered items in multiple-element arrangements, which previously would not qualify for separate units of accounting due to the lack of VSOE or Third-Party Evidence (“TPE”) of selling price, are accounted for as separate units of accounting, to which the total consideration of the arrangements is allocated based on management’s best estimate of the selling price (“BESP”). The Company considers all reasonably available information in determining the BESP, including both market and entity-specific factors. The adoption of ASU 2009-13 did not have a material effect on the Company’s consolidated financial statements, as the pattern and timing of revenue recognition was not changed materially.

The Company delivers some of its online marketing services to end customers through engaging third-party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogizing to ASC 605-25. The consideration allocated to the award credits, as deferred revenue is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in the customers’ accounts are included as liabilities of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605-10 are fulfilled.

The Company operates an online game platform, on which registered users could access games provided by online game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the online game developer is the principal as a result of being the primary obligor in the arrangement. The Company recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605-10 are met, which is generally when the user purchases virtual currencies issued by the game developers through the Company’s payment channel. The amount of revenues recognized was insignificant in each of the years presented.

Cost of Revenues

Cost of Revenues

Cost of revenues consists primarily of sales taxes (including business tax and output value-added tax) and surcharges, traffic acquisition costs, bandwidth costs, depreciation, amortization of video content costs, payroll and related costs of operations.

The Company incurs sales taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by its subsidiaries to VIEs and other taxable services in the PRC. In accordance with ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations, the Company includes the sales tax and surcharges incurred on its online marketing revenues in cost of revenues. The sales tax and surcharges in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB504.85 million, RMB1.02 billion and RMB1.57 billion (US$0.25 billion), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members a percentage of the fees it earns from its online marketing customers.

Advertising Expenses

Advertising Expenses

Advertising expenses, primarily advertisements through various forms of media, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income and are expensed when incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 were RMB74.76 million, RMB157.10 million and RMB326.83 million (US$52.46 million), respectively.

Government Subsidies

Government Subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating nature and with no further conditions to be met, the amounts are recorded as a non-operating income in “Other income, net” when received; whereas for the government subsidies with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as an operating income when the conditions are met.

Leases

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income Taxes

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, in accounting for uncertainty in income taxes. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2010, 2011 and 2012, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.

Forfeitures have been estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new options, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC 505-50. Under ASC 505-50, the Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718-10 also requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share ("EPS")

Earnings Per Share (“EPS”)

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two class method. Under the provisions of ASC 260-10, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

The Company chooses to consider the impact of accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation, without adjusting net income attributable to the Company presented in the consolidated statements of comprehensive income.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Contingencies

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. As of December 31, 2012, the Company has RMB32.88 billion (US$5.28 billion) in cash and cash equivalents, restricted cash and short-term investments, 72.98% and 27.02% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. The Company’s total cash and cash equivalents, restricted cash and short-term investments held at Bank of China and Morgan Stanley, the largest percentage held at one single PRC financial institution and international financial institution, represent 14.71% and 13.32% of the Company’s total cash and cash equivalents, restricted cash and short-term investments as of December 31, 2012, respectively.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was The Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable international financial institutions with high rating rates to place its foreign currencies. The Company regularly monitors the rating of the international financial institutions in case of any defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the periods presented.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, short-term investments and notes payable denominated in the US$. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US$ against RMB was approximately 1.01% in 2012. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in US$. As a result, an appreciation of RMB against the US$ would result in foreign currency translation losses when translating the net assets of the Company from the US$ into RMB.

The functional currency and the reporting currency of the subsidiaries in Japan are Japanese Yen (“JPY”) and RMB, respectively. During 2012, JPY depreciated by approximately 12.10% against RMB. The depreciation of JPY against RMB results in foreign currency translation loss when translating the net assets of the subsidiaries in Japan from JPY into RMB.

For the years ended December 31, 2010, 2011 and 2012, the net foreign currency translation gain or loss resulting from the translation from the respective functional currencies to the RMB reporting currency recorded in the Company’s accumulated other comprehensive loss was RMB3.87 million of loss, RMB32.93 million of gain and RMB5.27 million (US$0.85 million) of loss, respectively.

Derivative Instruments

Derivative Instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques. The fair value of the derivative instruments held by the Company was insignificant for any of the years presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company early adopted ASU 2012-02 in the third quarter of 2012 and elected to perform a qualitative assessment on certain indefinite-lived intangible assets to determine whether further impairment testing was necessary. The adoption of ASU 2012-02 did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

Guarantees

Guarantees

The Company accounts for guarantees in accordance with ASC subtopic 460-10 (“ASC 460-10”), Guarantees: Overall. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460-10, (b) the guarantee is subject to ASC 460-10 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2011	2012
	RMB	RMB	US$
	(In thousands)
Total assets	1,808,784	2,785,190	447,054
current	1,008,640	1,269,283	203,734
non-current	800,144	1,515,907	243,320
Total liabilities	1,456,328	2,172,850	348,766
current	1,342,268	1,914,531	307,303
non-current	114,060	258,319	41,463

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	1,832,629	4,205,327	6,429,099	1,031,942
Net income	46,234	119,294	143,626	23,054

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful lives of Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	- 45 years
Office building related facility, machinery and equipment	- 15 years
Computer equipment	- 3 or 5 years
Office equipment	- 3 or 5 years
Vehicles	- 5 years
Leasehold improvements	- over the shorter of lease terms or estimated useful lives of the assets

Intangible Assets, Weighted Average Useful Lives from Date of Purchase

Intangible assets have weighted average economic lives from the date of purchase as follows:

Land use rights	- 50 years
Customer relationships	- 8.2 years
Software	- 3.6 years
Trademarks	- 10 years
User list	- 3.0 years
Licensed copyrights of video contents	- 2.4 years
Others	- 9.6 years
Total	- 12.7 years

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective date of acquisition:

	RMB	US$
	(In thousands)
Purchase consideration	1,190,717	191,123
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	91,095	14,621
Intangible assets, net	664,380	106,640
Deferred tax liabilities, noncurrent	(72,222)	(11,592)
Noncontrolling interests	(32,507)	(5,218)
Redeemable noncontrolling interests	(100,101)	(16,067)
Pre-existing equity method investments	(817,951)	(131,290)
Goodwill	1,458,023	234,029

Qunar | Business Combination In Comparative Period
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

RMB
(in thousands)
Purchase consideration	1,939,569
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	115,515
Intangible assets, net	711,570
Deferred tax liabilities, noncurrent	(136,856)
Noncontrolling interests	(102,922)
Redeemable noncontrolling interests	(942,004)
Goodwill	2,294,266

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investees Through its Subsidiaries or VIEs

As of December 31, 2012, the Company also holds equity investments in the following investees through its subsidiaries or VIEs, all of which were accounted for under the equity method:

Investee	Percentage of ownership of common stock
Beijing Paibo Times Technology Co., Ltd.	32.56%
Chongqing Rongdu Technology Co., Ltd.	40.00%
Henan Feidian Network Technology Co., Ltd.	40.00%
OPDA Appublish Co., Ltd.	15.33%

Investments Classified as Held-to-Maturity Securities and Available-for-Sale Securities

Investments classified as held-to-maturity securities and available-for-sale securities as of December 31, 2011 and 2012 were as follows:

	As of December 31, 2011
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)		9,834,275
Adjustable-rate investments	100,048	—	(21)		100,027
Available-for-sale securities
Adjustable-rate investments	102,637			45	102,682

	As of December 31, 2012
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	17,072,751	30,886	(17,385)		17,086,252	2,742,533
Available-for-sale securities
Fixed-rate investments	3,500,945			13,454	3,514,399	564,100
Adjustable-rate investments	17,073			—	17,073	2,740
Long-term investments:
Fixed-rate held-to-maturity investments	513,728	886	—		514,614	82,601

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Accounts receivable	605,364	1,259,251	202,124
Allowance for doubtful accounts	(5,806)	(5,768)	(926)

	599,558	1,253,483	201,198

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	9,015	2,223	5,806	932
Amounts (credited against) charged to costs and expenses	(6,792)	3,583	(38)	(6)

Balance as of December 31	2,223	5,806	5,768	926

Other Assets Current (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Current

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Prepaid expenses	31,838	143,180	22,982
Advances to suppliers	24,452	107,024	17,179
Receivables from financial institutions	200,494	—	—
Others	58,228	130,203	20,898

	315,012	380,407	61,059

Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Computer equipment	3,450,160	4,973,104	798,238
Office building	393,865	911,482	146,303
Office building related facility, machinery and equipment	137,209	156,240	25,078
Vehicles	6,943	7,519	1,207
Office equipment	177,509	212,368	34,087
Leasehold improvements	178,932	193,751	31,099
Construction in progress	2,982	148,717	23,871

	4,347,600	6,603,181	1,059,883
Accumulated depreciation	(1,653,600)	(2,715,304)	(435,836)

	2,694,000	3,887,877	624,047

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Changes In Carrying Amount Of Goodwill

The changes in the carrying amount of goodwill are as follows:

	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Balance as of January 1	63,686	2,419,542	388,363
Goodwill acquired	2,468,874	1,458,023	234,029
Impairment losses	(113,011)	—	—
Foreign currency translation adjustment	(7)	(1)	—

Balance as of December 31	2,419,542	3,877,564	622,392

Finite-Lived Intangible Assets

Finite-lived intangible assets

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value
	RMB	RMB	RMB	RMB
	(In thousands)
Land use right	223,309	(11,252)	—	212,057
Customer relationships	254,169	(40,168)	(1,031)	212,970
Software	132,414	(45,288)	(3,424)	83,702
Trademarks	320,527	(14,567)	—	305,960
User list	158,070	(23,418)	—	134,652
Others	37,183	(19,097)	(1,085)	17,001

	1,125,672	(153,790)	(5,540)	966,342

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In thousands)
Land use right	298,600	(16,498)	—	282,102	45,281
Customer relationships	307,104	(64,420)	—	242,684	38,953
Software	215,195	(75,131)	(2,347)	137,717	22,105
Trademarks	320,527	(46,639)	—	273,888	43,962
User list	233,570	(78,205)	—	155,365	24,938
Licensed copyrights of video contents	411,666	(79,842)	—	331,824	53,261
Others	181,250	(27,575)	—	153,675	24,667

	1,967,912	(388,310)	(2,347)	1,577,255	253,167

Estimated Amortization Expense Relating To Existing Intangible Assets with Finite Lives

Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years is as follows:

	RMB	US$
	(In thousands)
For the years ending December 31,
2013	474,571	76,174
2014	244,701	39,277
2015	121,525	19,506
2016	84,749	13,603
2017	79,185	12,710

Indefinite-Lived Intangible Assets

Indefinite-lived intangible assets

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Domain names	9,360	9,360	1,502
Trademarks	3,550	1,050	169
License	2,000	—	—

	14,910	10,410	1,671
Impairment loss	(2,500)	—	—

	12,410	10,410	1,671

Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	261,273	407,681	65,437
Accrued operating expenses	547,176	908,392	145,807
Tax payable	452,441	425,320	68,268
Interest payable	6,655	32,273	5,180
Distributors’ and customers’ deposits	61,589	78,131	12,541
Purchase of fixed assets	276,731	429,520	68,943
Traffic acquisition costs	208,980	366,993	58,906
Bandwidth costs	77,061	180,053	28,900
Content acquisition costs	36,643	236,232	37,918
Professional expenses	39,803	64,647	10,377
Deposits on online payment platform	37,067	132,320	21,239
Payable for business acquisitions	439,488	318,050	51,051
Others	100,538	227,224	36,472

	2,545,445	3,806,836	611,039

Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the long-term borrowings, excluding the notes payable (Note 11), in the succeeding five years:

	RMB	US$
	(In thousands)
2013	2,180,535	350,000
2014	353,620	56,760
2015, 2016 and 2017	—	—

	2,534,155	406,760

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) Before Income Taxes

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

PRC	4,321,910	8,217,522	12,537,331	2,012,380
Non-PRC	(260,747)	(408,343)	(571,894)	(91,795)

	4,061,163	7,809,179	11,965,437	1,920,585

Components of Income Tax

Income taxes consist of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

Current income tax	616,994	1,337,469	1,888,378	303,106
Income tax refund due to reduced tax rate	(6,625)	(83,907)	(255,189)	(40,961)
Deferred income tax (benefit) expense	(74,374)	(64,701)	(59,030)	(9,475)

	535,995	1,188,861	1,574,159	252,670

Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate

The reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income is as follows (amounts in thousands of RMB, and in thousands of US$, except for per share data):

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Expected taxation at PRC EIT statutory rate	1,015,329	1,952,295	2,991,359	480,146
Effect of differing tax rates in different jurisdictions	8,416	43,260	138,931	22,300
Permanent differences – non-taxable income	(733)	(2,804)	(58,157)	(9,335)
Permanent differences – non-deductible expenses	10,935	9,989	58,201	9,342
Tax incentives relating to R&D expenditures	(22,925)	(105,966)	(154,977)	(24,876)
Effect of tax exemption and reduction inside the PRC	(533,802)	(650,206)	(1,234,142)	(198,093)
Income tax refund due to reduced tax rate	(6,625)	(83,907)	(255,189)	(40,961)
Under-provided (over-accrued) EIT for previous years	10,359	(66,960)	(15,084)	(2,421)
Effect of tax rate change on deferred taxes	—	18,216	—	—
Addition to valuation allowance	55,041	74,944	103,217	16,568

Taxation for the year	535,995	1,188,861	1,574,159	252,670

Effective tax rate	13.20%	15.22%	13.16%	13.16%
Effect of tax exemption and reduction inside the PRC on basic earnings per Class A and Class B ordinary share	15.34	18.64	35.32	5.67

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Provision for doubtful receivables	2,586	1,655	266
Fixed assets depreciation	36,274	13,367	2,146
Net operating loss carry-forward	248,790	333,397	53,514
Accrued expenses, payroll and others	140,805	214,211	34,382

Deferred tax assets	428,455	562,630	90,308
Valuation allowance	(254,919)	(349,012)	(56,020)

Deferred tax assets, net	173,536	213,618	34,288

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Long-lived assets arising from acquisitions	131,629	289,482	46,465

Deferred tax liabilities	131,629	289,482	46,465

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2012:

	RMB	US$
	(In thousands)
2013	1,227,718	197,062
2014	733,765	117,777
2015	602,537	96,714
2016	479,111	76,903
2017	218,027	34,996
Thereafter	138,422	22,218

	3,399,580	545,670

Future Minimum Lease Payments For Non Cancelable Licensing Agreements

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2012:

	RMB	US$
	(In thousands)
2013	232,233	37,276
2014	68,735	11,033
2015 and thereafter	—	—

	300,968	48,309

Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Redeemable Noncontrolling Interest

	RMB	US$
	(In thousands)

Balance at December 31, 2011	935,978	150,235
Acquisition of Qiyi (1) (Note 3)	100,101	16,067
Equity issuance of subsidiaries (2)	25,989	4,172
Current losses	(55,804)	(8,957)
Other comprehensive loss	(690)	(111)
Share-based compensation	5,566	893
Accretion impact	22,143	3,554

Balance at December 31, 2012	1,033,283	165,853

(1)

Noncontrolling interests in Qiyi represent the preferred shares of Qiyi held by noncontrolling shareholders, which could be redeemed upon occurrence of certain events that are not solely within the control of Qiyi and are accounted for as redeemable noncontrolling interests.

(2)

On July 13, 2012, NTT DOCOMO, Inc. (“DCM”) subscribed additional ordinary shares of B.D. Mobile Telecommunication Limited (“B.D. Mobile”) with cash pursuant to the agreement entered into with Baidu Holdings in January 2011, representing 14.00% of the then outstanding ordinary shares. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Retained Earnings

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	249,880	277,812	44,592
Unreserved retained earnings	13,354,454	23,760,407	3,813,808

Total retained earnings	13,604,334	24,038,219	3,858,400

Components of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Foreign currency translation adjustment	(84,448)	(89,714)	(14,400)
Unrealized gains on available-for-sale securities	45	11,436	1,836

Accumulated other comprehensive loss	(84,403)	(78,278)	(12,564)

Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Net Income Attribtable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc., after accretion of redeemable noncontrolling interests at the amount of RMB22.14 million (Note 15) in year 2012 (nil in year 2011 and year 2010 respectively), per share for Class A and Class B ordinary shares. (Amounts in thousands of RMB, and in thousands of US$, except for number of shares, per share and per ADS data)

	For the years ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	2,690,712	834,456	5,153,755	1,484,882	8,106,219	1,301,138	2,327,666	373,616
Denominator
Weighted average ordinary shares outstanding	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630

Denominator used for earnings per share	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630
Earnings per share - basic	101.28	101.28	190.27	190.27	298.62	47.93	298.62	47.93

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	2,693,365	831,803	5,156,846	1,481,791	8,108,856	1,301,561	2,325,029	373,193
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	831,803	—	1,481,791	—	2,325,029	373,193	—	—

Allocation of net income attributable to Baidu, Inc.	3,525,168	831,803	6,638,637	1,481,791	10,433,885	1,674,754	2,325,029	373,193
Denominator
Weighted average ordinary shares outstanding	26,566,454	8,238,907	27,086,098	7,803,952	27,145,208	27,145,208	7,794,630	7,794,630
Conversion of Class B to Class A ordinary shares	8,238,907	—	7,803,952	—	7,794,630	7,794,630	—	—
Share-based awards	112,474	350	72,781	—	39,621	39,621	—	—

Denominator used for earnings per share	34,917,835	8,239,257	34,962,831	7,803,952	34,979,459	34,979,459	7,794,630	7,794,630
Earnings per share - diluted	100.96	100.96	189.88	189.88	298.29	47.88	298.29	47.88

Earnings per ADS:
Denominator used for earnings per ADS - basic	265,664,540		270,860,980		271,452,080	271,452,080
Denominator used for earnings per ADS - diluted	349,178,350		349,628,310		349,794,590	349,794,590
Earnings per ADS - basic	10.13		19.03		29.86	4.79

Earnings per ADS - diluted	10.10		18.99		29.83	4.79

Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2012
Total Share-Based Compensation Cost Recognized

The following table summarizes the total compensation cost recognized by the Group:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

Expensed as cost of revenues	6,302	7,527	10,105	1,622
Expensed as selling, general and administrative	36,811	50,012	54,512	8,750
Expensed as research and development	50,623	94,489	147,692	23,706
Capitalized as part of internal-used software	226	1,700	1,944	312

Baidu, Inc.
Option Activity

The following table summarizes the option activity for the year ended December 31, 2012:

	Number of shares	Weighted average exercise price(US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2011	71,999	470.45	2.62	51,539
Granted	171,488	1,094.80
Exercised	(33,041)	259.60
Forfeited/Cancelled	(875)	1,062.20
Expired	(233)
Outstanding, December 31, 2012	209,338	1,013.10	4.29	16,264
Vested and expected to vest at December 31, 2012	190,669	1,008.20	4.26	15,843
Exercisable at December 31, 2012	23,592	525.20	1.84	12,517

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2010	2011	2012

Risk-free interest rate	0.61%~1.13%	0.31%~1.03%	0.35%~0.43%
Dividend yield	—	—	—
Expected volatility range	64.76%~69.70%	48.20%~61.58%	43.60%~44.72%
Weighted average expected volatility	68.12%	58.27%	43.75%
Expected life (in years)	2.65~2.66	2.66~3.00	2.67~3.08

Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2012 was as follows:

	Number of shares	Weighted average grant date fair value(US$)
Restricted shares
Unvested, December 31, 2011	56,222	1,181.49
Granted	85,131	1,152.10
Vested	(18,552)	1,113.60
Forfeited	(7,985)	1,270.90
Unvested, December 31, 2012	114,816	1,164.10

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenues and Long-Lived Assets, by Geographical Areas

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)
Revenues:
PRC	7,898,805	14,444,636	22,198,685	3,563,135
Non-PRC	16,269	56,150	107,341	17,229

The following table sets forth long-lived assets by geographic area:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Long-lived assets:
PRC	2,686,281	3,862,045	619,901
Non-PRC	145,808	117,989	18,939

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosure And Measurement

Assets measured or disclosed at fair value are summarized below (in thousands):

		Fair value measurement or disclosure at December 31, 2011 using
	Total fair value at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
	RMB	RMB	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Time deposits	2,419,726		2,419,726
Money market fund	192,324	192,324

Short-term investments
Held-to-maturity securities
Fixed-rate investments	9,834,275		9,834,275
Adjustable-rate investments	100,027		100,027

Fair value measurement
Recurring
Short-term investments
Available-for-sale securities
Adjustable-rate investments	102,682		102,682
Nonrecurring
Long-term investments	—			—	(47,886)
Intangible assets	—			—	(8,040)
Goodwill	—			—	(113,011)

Total assets measured at fair value	102,682	—	102,682	—	(168,937)

			Fair value measurement or disclosure at December 31, 2012 using
	Total fair value at December 31, 2012		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value disclosure
Cash equivalents
Time deposits	3,034,443	487,062		3,034,443
Money market fund	4,854,278	779,165	4,854,278
Short-term investments
Held-to-maturity securities
Fixed-rate investments	17,086,252	2,742,533		17,086,252
Long-term investments
Fixed-rate held-to-maturity investments	514,614	82,601		514,614
Long-term notes payable	9,420,285	1,512,060	9,420,285

Fair value measurement
Recurring
Short-term investments
Available-for-sale securities Fixed-rate investments	3,514,399	564,100		3,514,399
Adjustable-rate investments	17,073	2,740		17,073
Non-recurring
Long-term investments	—	—			—	(169,180)	(27,155)

Total assets measured at fair value	3,531,472	566,840	—	3,531,472	—	(169,180)	(27,155)

Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Baidu Netcom CNY	Dec. 31, 2012 Beijing Perusal CNY	Dec. 31, 2012 Beijing Perusal License Agreements Excluding Software License Agreement	Dec. 31, 2012 Baidu Pay CNY	Dec. 31, 2012 Baidu Pay License Agreements Excluding Software License Agreement	Dec. 31, 2012 Baidu HR CNY
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities			100	10		9		50
Term of License Agreements excluding software license agreement					5 years		5 years
Agreements, automatic extension period					1 year		1 year
Equity pledge agreement expiration period			2 years	2 years		2 years		2 years
Net assets of VIEs (in which the Company has no legal ownership)	$ 98.29	612.34
Exchange rate used for conversion of financial statements from RMB to US dollar	6.2301	6.2301

Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY
Variable Interest Entity [Line Items]
Total assets	$ 7,330,360	45,668,890	23,340,541		$ 447,054	2,785,190	1,808,784
current	5,565,575	34,674,089	15,848,156		203,734	1,269,283	1,008,640
non-current	1,764,785	10,994,801	7,492,385		243,320	1,515,907	800,144
Total liabilities	2,962,031	18,453,765	7,015,028		348,766	2,172,850	1,456,328
current	1,322,053	8,236,529	4,406,547		307,303	1,914,531	1,342,268
non-current	1,639,978	10,217,236	2,608,481		41,463	258,319	114,060
Total revenues	3,580,364	22,306,026	14,500,786	7,915,074	1,031,942	6,429,099	4,205,327	1,832,629
Net income	$ 1,667,915	10,391,278	6,620,318	3,525,168	$ 23,054	143,626	119,294	46,234

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Depreciation of Entity Functional Currency USD Against Reporting Currency RMB	Dec. 31, 2012 Depreciation of Subsidiaries in Japan Functional Currency JPY Against Reporting Currency RMB	Dec. 31, 2012 Office building and its related facility, machinery and equipment	Dec. 31, 2012 Republic of China	Dec. 31, 2012 Non Republic of China	Dec. 31, 2012 Bank of China	Dec. 31, 2012 Morgan Stanley	Dec. 31, 2012 Maximum	Dec. 31, 2012 Cash and cash equivalents Maximum	Dec. 31, 2012 Short-term Investments Maximum	Dec. 31, 2012 Short-term Investments Minimum	Dec. 31, 2012 Long Term Investments Minimum
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment	1	1
Maturity period used to classify cash and cash equivalent and investments													3 months	12 months	3 months	12 months
Fair value long-term notes payable	$ 1,512,060,000	9,420,285,000
Internal use software development costs capitalized during the period	6,120,000	38,130,000	44,260,000	10,380,000
Amortization expense for capitalized software costs	3,170,000	19,720,000	7,510,000	8,860,000
Unamortized amount of capitalized internal use software developed costs (included in intangible assets, net)	11,310,000	70,450,000	52,040,000
Property, plant and equipment, salvage value, percentage							4.00%
Number of reporting units the Company has	3	3	2	1
Sale tax and surcharges in cost of revenues	250,000,000	1,570,000,000	1,020,000,000	504,850,000
Advertising expenses	52,460,000	326,830,000	157,100,000	74,760,000
Cash and cash equivalents, restricted cash and short-term investments	5,280,000,000	32,880,000,000
Percentage of cash and cash equivalents, restricted cash and short-term investments held by financial institutions in the PRC and outside of the PRC								72.98%	27.02%
Percentage of cash and cash equivalents, restricted cash and short-term investments held at a single financial institution										14.71%	13.32%
Threshold of business risk associated with percentage of revenue generated by any single customer or union member of company												10.00%
Appreciation or depreciation of functional currency of entity and its subsidiaries and VIEs against reporting currency by percentage					1.01%	12.10%
Net foreign currency translation gain or loss recorded in other comprehensive income	$ (850,000)	(5,270,000)	32,930,000	(3,870,000)

Estimated Useful Lives of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2012
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (description)	over the shorter of lease terms or estimated useful lives of the assets

Weighted Average Useful Lives from Date of Purchase of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	50 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	8 years 2 months 12 days
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	3 years 7 months 6 days
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	10 years
User List
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	3 years
Licensed copyrights for video contents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	2 years 4 months 24 days
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	9 years 7 months 6 days
Total
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	12 years 8 months 12 days

Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 20, 2011 Qunar USD ($)	Jul. 20, 2011 Qunar CNY
Business Acquisition [Line Items]
Purchase consideration	$ 191,123	1,190,717	$ 300,280	1,939,569
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	14,621	91,095		115,515
Intangible assets, net	106,640	664,380		711,570
Deferred tax liabilities, noncurrent	(11,592)	(72,222)		(136,856)
Noncontrolling interests	(5,218)	(32,507)		(102,922)
Redeemable noncontrolling interests	(16,067)	(100,101)		(942,004)
Pre-existing equity method investments	(131,290)	(817,951)
Goodwill	$ 234,029	1,458,023		2,294,266

Business Combination - Additional Information (Detail)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Equity Method Investee USD ($)	Dec. 31, 2012 Equity Method Investee CNY	Jul. 20, 2011 Qunar USD ($)	Jul. 20, 2011 Qunar CNY
Business Acquisition [Line Items]
Business acquisition, contingent consideration	$ 0	0
Business combination, step acquisition, equity interest in acquiree, fair value	131,290,000	817,951,000			131,290,000	817,950,000
Net gain from step-acquisition and settlement of pre-existing relationship	78,063,000	486,339,000	0	0	78,060,000	486,340,000
Business combination, effective settlement of the pre-existing relationship	54,320,000	338,450,000
Business combination, percentage of equity interests acquired							62.01%	62.01%
Business combination, purchase consideration	191,123,000	1,190,717,000					300,280,000	1,939,569,000
Business combination, cash paid upon acquisition							260,100,000
Business combination, amount deposited in an escrow account							$ 40,180,000
Business combination, escrow period							18 months	18 months

Investments - Short-term Investments - Additional information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Investments [Line Items]
Short-term investment interest income	$ 116.6	726.4	149.35	37.21

Investments - Long-term Investments - Additional information (Detail)	12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Equity Method Investee Youa
Schedule of Investments [Line Items]
Carrying amount of cost method investments	$ 43,240,000	269,420,000	389,630,000
Percentage of ordinary shares in equity method investee held by the entity					100.00%
Seats on board of directors of equity method investees					The Company has three out of the total seven seats on the board of directors of Youa and accounted for the investment in Youa under the equity method due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shares holders.
Impairment charges on long-term investments	$ 27,155,000	169,180,000	47,886,000	0

Equity Investments in Investees Through Company's Subsidiaries or VIEs (Detail)	Dec. 31, 2012
Equity Method Investee Beijing Paibo Times Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest in equity method investee held by the entity	32.56%
Equity Method Investee Chongqing Rongdu Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest in equity method investee held by the entity	40.00%
Equity Method Investee Henan Feidian Network Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest in equity method investee held by the entity	40.00%
OPDA Appublish Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest in equity method investee held by the entity	15.33%

Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Long Term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Long Term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Short-term Investments Adjustable-rate Investments USD ($)	Dec. 31, 2012 Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Short-term Investments Adjustable-rate Investments CNY
Gain (Loss) on Investments [Line Items]
Short-term held-to-maturity securities, amortized cost				17,072,751	9,848,848			100,048
Long-term held-to-maturities securities, amortized cost		513,728
Held-to-maturity securities, gross unrecognized holding gains		886		30,886	10,504			0
Held-to-maturity securities, gross unrecognized holding losses		0		(17,385)	(25,077)			(21)
Held-to-maturity securities, fair value	82,601	514,614	2,742,533	17,086,252	9,834,275			100,027
Available-for-sale securities, amortized cost				3,500,945			17,073	102,637
Available-for-sale securities, gross unrealized gains				13,454			0	45
Available-for-sale securities, fair value			$ 564,100	3,514,399		$ 2,740	17,073	102,682

Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 202,124	1,259,251	605,364
Allowance for doubtful accounts	(926)	(5,768)	(5,806)
Accounts receivable, net	$ 201,198	1,253,483	599,558

Movement in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance as of January 1	$ 932	5,806	2,223	9,015
Amounts (credited against) charged to costs and expenses	(6)	(38)	3,583	(6,792)
Balance as of December 31	$ 926	5,768	5,806	2,223

Other Assets Current (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 22,982	143,180	31,838
Advances to suppliers	17,179	107,024	24,452
Receivables from financial institutions	0	0	200,494
Others	20,898	130,203	58,228
Other assets, current	$ 61,059	380,407	315,012

Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer equipment USD ($)	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY	Dec. 31, 2012 Office building USD ($)	Dec. 31, 2012 Office building CNY	Dec. 31, 2011 Office building CNY	Dec. 31, 2012 Office building related facility, machinery and equipment USD ($)	Dec. 31, 2012 Office building related facility, machinery and equipment CNY	Dec. 31, 2011 Office building related facility, machinery and equipment CNY	Dec. 31, 2012 Vehicles USD ($)	Dec. 31, 2012 Vehicles CNY	Dec. 31, 2011 Vehicles CNY	Dec. 31, 2012 Office equipment USD ($)	Dec. 31, 2012 Office equipment CNY	Dec. 31, 2011 Office equipment CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Construction in Progress USD ($)	Dec. 31, 2012 Construction in Progress CNY	Dec. 31, 2011 Construction in Progress CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,059,883	6,603,181	4,347,600	$ 798,238	4,973,104	3,450,160	$ 146,303	911,482	393,865	$ 25,078	156,240	137,209	$ 1,207	7,519	6,943	$ 34,087	212,368	177,509	$ 31,099	193,751	178,932	$ 23,871	148,717	2,982
Accumulated depreciation	(435,836)	(2,715,304)	(1,653,600)
Fixed assets, net	$ 624,047	3,887,877	2,694,000

Fixed Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Capital leases, asset gross	$ 16.71	104.11	47.89
Capital leases, accumulated depreciation	3.78	23.54	1.33
Capital leases, future minimum lease payments		83.51
Capital leases, future minimum lease payments due in 2013		36.79
Capital leases, future minimum lease payments due in 2014		32.67
Capital leases, future minimum lease payments due in 2015		13.91
Capital leases, future minimum lease payments due in 2016		0.1
Capital leases, future minimum lease payments due in 2017		0.04
Fixed assets, depreciation expense	$ 192.39	1,200	747.74	380.89

Changes In Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Indefinite-lived Intangible Assets [Line Items]
Balance as of January 1	$ 388,363	2,419,542	63,686
Goodwill acquired	234,029	1,458,023	2,468,874
Impairment losses	0	0	(113,011)
Foreign currency translation adjustment	0	(1)	(7)
Balance as of December 31	$ 622,392	3,877,564	2,419,542

Finite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Land use right USD ($)	Dec. 31, 2012 Land use right CNY	Dec. 31, 2011 Land use right CNY	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2012 Software USD ($)	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Trademarks USD ($)	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2012 User List USD ($)	Dec. 31, 2012 User List CNY	Dec. 31, 2011 User List CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2012 Licensed Copyrights Of Video Contents USD ($)	Dec. 31, 2012 Licensed Copyrights Of Video Contents CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		1,967,912	1,125,672		298,600	223,309		307,104	254,169		215,195	132,414		320,527	320,527		233,570	158,070		181,250	37,183		411,666
Finite-lived intangible assets, accumulated amortization		(388,310)	(153,790)		(16,498)	(11,252)		(64,420)	(40,168)		(75,131)	(45,288)		(46,639)	(14,567)		(78,205)	(23,418)		(27,575)	(19,097)		(79,842)
Finite-lived intangible assets, impairment loss		(2,347)	(5,540)		0	0		0	(1,031)		(2,347)	(3,424)		0	0		0	0		0	(1,085)		0
Finite-lived intangible assets, net carrying value	$ 253,167	1,577,255	966,342	$ 45,281	282,102	212,057	$ 38,953	242,684	212,970	$ 22,105	137,717	83,702	$ 43,962	273,888	305,960	$ 24,938	155,365	134,652	$ 24,667	153,675	17,001	$ 53,261	331,824

Goodwill and Intangible Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense of intangible assets	$ 37,560	234,001	65,673	10,252

Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Estimated amortization expense
2013	$ 76,174	474,571
2014	39,277	244,701
2015	19,506	121,525
2016	13,603	84,749
2017	$ 12,710	79,185

Indefinite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Domain names USD ($)	Dec. 31, 2012 Domain names CNY	Dec. 31, 2011 Domain names CNY	Dec. 31, 2012 Trademarks USD ($)	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2012 License USD ($)	Dec. 31, 2012 License CNY	Dec. 31, 2011 License CNY
Indefinite-lived intangible assets, gross	$ 1,671	10,410	14,910	$ 1,502	9,360	9,360	$ 169	1,050	3,550	$ 0	0	2,000
Impairment loss	0	0	(2,500)
Indefinite-lived intangible assets	$ 1,671	10,410	12,410

Accounts Payable and Accrued Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts Payable and Accrued Liabilities [Line Items]
Accrued payroll and welfare	$ 65,437	407,681	261,273
Accrued operating expenses	145,807	908,392	547,176
Tax payable	68,268	425,320	452,441
Interest payable	5,180	32,273	6,655
Distributors' and customers' deposits	12,541	78,131	61,589
Purchase of fixed assets	68,943	429,520	276,731
Traffic acquisition costs	58,906	366,993	208,980
Bandwidth costs	28,900	180,053	77,061
Content acquisition costs	37,918	236,232	36,643
Professional expenses	10,377	64,647	39,803
Deposits on online payment platform	21,239	132,320	37,067
Payable for business acquisitions	51,051	318,050	439,488
Others	36,472	227,224	100,538
Accounts payable and accrued liabilities	$ 611,039	3,806,836	2,545,445

LOANS PAYABLE - Short-Term Loan - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 31, 2012 Baidu Holdings USD ($)	Jan. 31, 2012 Baidu Holdings CNY	Jan. 11, 2011 Baidu Holdings USD ($)	Jan. 11, 2011 Baidu Holdings CNY
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan							$ 30,000,000	186,900,000
The percentage points added to LIBOR to compute the floating interest rate per annum							1.50%	1.50%
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)							12 months	12 months
Repayment of short-term loans	$ 20,000,000	124,602,000	0	0	$ 20,000,000	124,600,000

LOANS PAYABLE - Long-Term Loans - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended
	Jul. 19, 2011 Goldman Sachs Loan USD ($)	Jul. 19, 2011 Goldman Sachs Loan CNY	Oct. 17, 2012 ANZ Loan USD ($)	Oct. 17, 2012 ANZ Loan AUD	Oct. 17, 2012 ANZ Loan CNY	Sep. 18, 2012 ANZ Loan AUD	Sep. 18, 2012 ANZ Loan CNY
Debt Instrument [Line Items]
Unsecured loan, maturity period (in years)	2 years	2 years	2 years	2 years	2 years
Unsecured loan borrowed from Goldman Sachs Lending Partners LLC	$ 350	2,180
Annual interest rate	1.30%	1.30%	2.75%	2.75%	2.75%
Debt, maturity date	Jul 14, 2013	Jul 14, 2013
Specific amount up to which borrowings can be made under the commitment of a bank loan						105	679.86
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)						2 years	2 years
Amount borrowed under the commitment of a bank loan			$ 56.76	55	355.5

Repayment of Principal Amount of Long Term Loans Excluding Notes Payable (Detail) (Long Term Loans) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 350,000	2,180,535
2014	56,760	353,620
2015, 2016 and 2017	0	0
Long Term Debt, Maturities, Repayments of Principal, Total	$ 406,760	2,534,155

Notes Payable - Additional Information (Detail)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012 Unsecured Senior Notes USD ($)	Dec. 31, 2012 Unsecured Senior Notes CNY	Nov. 28, 2012 Unsecured Senior Notes USD ($) Tranche	Nov. 28, 2012 Unsecured Senior Notes CNY	Dec. 31, 2012 Senior Unsecured Notes Due TwoThousand Seventeen	Nov. 28, 2012 Senior Unsecured Notes Due TwoThousand Seventeen USD ($)	Dec. 31, 2012 Senior Unsecured Notes Due Two Thousand Twenty Two	Nov. 28, 2012 Senior Unsecured Notes Due Two Thousand Twenty Two USD ($)
Debt Instrument [Line Items]
Number of tranches issued and sold			2	2
Debt face amount						$ 750,000,000		$ 750,000,000
Debt, maturity date					Nov 28, 2017		Nov 28, 2022
Interest rate					2.25%		3.50%
Net proceeds from issuance of debt	1,490,000,000	9,300,000,000
Discount on debt issued			1,670,000	10,370,000
Debt issuance cost	$ 8,060,000	50,190,000
Effective interest rate					2.36%		3.59%

Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended										36 Months Ended	12 Months Ended			24 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Domestic Country	Dec. 31, 2012 Domestic Country Maximum	Dec. 31, 2012 Domestic Country Minimum	Dec. 31, 2012 Foreign Country	Dec. 31, 2012 Foreign Country Maximum	Dec. 31, 2012 Foreign Country Minimum	Dec. 31, 2012 Qualified HNTE Since 2008	Dec. 31, 2010 Key Software Enterprise	Dec. 31, 2012 Qualified HNTE Since 2010	Dec. 31, 2012 Baidu HK	Dec. 31, 2012 Baidu, Inc.	Dec. 31, 2012 Baidu Japan JPY (¥)	Dec. 31, 2011 Baidu Times	Dec. 31, 2012 Baidu China	Dec. 31, 2011 Baidu China	Dec. 31, 2010 Baidu China
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%											25.00%
A preferential enterprise income tax rate									15.00%		15.00%					15.00%	24.00%
A preferential enterprise income tax rate granted										10.00%
Reduction rate on applicable enterprise income tax rates															50.00%			50.00%
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject	10.00%	10.00%
Special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors of certain jurisdictions are subject												5.00%
Minimum paid-in capital required for a specified Japan national income tax rate														¥ 100
A specified Japan national income tax rate														30.00%
Operating loss carry forwards	$ 176.69	1,100
Beginning expiration year of net operating loss			2017			2015
Time period that tax authorities could conduct examinations of entity's tax filings				5 years			7 years
Tax years remain open to examination by respective taxing jurisdictions				2012	2008		2012	2007

Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC	$ 2,012,380	12,537,331	8,217,522	4,321,910
Non-PRC	(91,795)	(571,894)	(408,343)	(260,747)
Income before income taxes	$ 1,920,585	11,965,437	7,809,179	4,061,163

Components of Income Tax (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Line Items]
Current income tax	$ 303,106	1,888,378	1,337,469	616,994
Income tax refund due to reduced tax rate	(40,961)	(255,189)	(83,907)	(6,625)
Deferred income tax (benefit) expense	(9,475)	(59,030)	(64,701)	(74,374)
Taxation for the year	$ 252,670	1,574,159	1,188,861	535,995

Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Reconciliation of Effective Income Tax Rate [Line Items]
Expected taxation at PRC EIT statutory rate	$ 480,146	2,991,359	1,952,295	1,015,329
Effect of differing tax rates in different jurisdictions	22,300	138,931	43,260	8,416
Permanent differences - non-taxable income	(9,335)	(58,157)	(2,804)	(733)
Permanent differences - non-deductible expenses	9,342	58,201	9,989	10,935
Tax incentives relating to R&D expenditures	(24,876)	(154,977)	(105,966)	(22,925)
Effect of tax exemption and reduction inside the PRC	(198,093)	(1,234,142)	(650,206)	(533,802)
Income tax refund due to reduced tax rate	(40,961)	(255,189)	(83,907)	(6,625)
Under-provided (over-accrued) EIT for previous years	(2,421)	(15,084)	(66,960)	10,359
Effect of tax rate change on deferred taxes	0	0	18,216	0
Addition to valuation allowance	16,568	103,217	74,944	55,041
Taxation for the year	$ 252,670	1,574,159	1,188,861	535,995
Effective tax rate	13.16%	13.16%	15.22%	13.20%
Effect of tax exemption and reduction inside the PRC on basic earnings per Class A and Class B ordinary share	$ 5.67	35.32	18.64	15.34

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Provision for doubtful receivables	$ 266	1,655	2,586
Fixed assets depreciation	2,146	13,367	36,274
Net operating loss carry-forward	53,514	333,397	248,790
Accrued expenses, payroll and others	34,382	214,211	140,805
Deferred tax assets	90,308	562,630	428,455
Valuation allowance	(56,020)	(349,012)	(254,919)
Deferred tax assets, net	34,288	213,618	173,536
Long-lived assets arising from acquisitions	46,465	289,482	131,629
Deferred tax liabilities	$ 46,465	289,482	131,629

Employee Defined Combination Plan - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Defined Benefit Plan Disclosure [Line Items]
Total amounts incurred for employee defined contribution plan	$ 101.32	631.25	381.74	218.88

Commitment and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 Obligations Related To The Entity's Directors and Officers USD ($)	Dec. 31, 2012 Obligations Related To The Entity's Directors and Officers CNY	Dec. 31, 2011 Obligations Related To The Entity's Directors and Officers CNY	Dec. 31, 2012 Offices USD ($)	Dec. 31, 2012 Offices CNY	Dec. 31, 2011 Offices CNY	Dec. 31, 2010 Offices CNY	Dec. 31, 2012 IDC Facilities USD ($)	Dec. 31, 2012 IDC Facilities CNY	Dec. 31, 2011 IDC Facilities CNY	Dec. 31, 2010 IDC Facilities CNY
Commitments and Contingencies Disclosure [Line Items]
Total capital commitments contracted not yet reflected in financial statements	$ 109.34	681.21
Total operating lease expense				31.55	196.59	137.08	76.87	171.64	1,070	626.44	310.54
Fair value of indemnification obligations related to the entity's directors and officers	$ 0	0	0

Future Minimum Payments Under Non-Cancelable Operating Leases with Initial Terms of One-Year or More (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
2013	$ 197,062	1,227,718
2014	117,777	733,765
2015	96,714	602,537
2016	76,903	479,111
2017	34,996	218,027
Thereafter	22,218	138,422
Operating Leases, Future Minimum Payments Due, Total	$ 545,670	3,399,580

Future Minimum Payments Under Non-Cancelable Licensing Agreements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Licensing Future Miniumum Payments [Line Items]
2013	$ 37,276	232,233
2014	11,033	68,735
2015 and thereafter	0	0
Future Minimum Payments Under Non-Cancelable Licensing agreements	$ 48,309	300,968

Summary of Redeemable Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Redeemable Noncontrolling Interest [Line Items]
Balance at December 31, 2011	$ 150,235		935,978
Acquisition of Qiyi	16,067	[1]	100,101	[1]
Equity issuance of subsidiaries	4,172	[2]	25,989	[2]
Current losses	(8,957)		(55,804)
Other comprehensive loss	(111)		(690)
Share-based compensation	893		5,566
Accretion impact	3,554		22,143		0	0
Balance at December 31, 2012	$ 165,853		1,033,283		935,978

[1]	Noncontrolling interests in Qiyi represent the preferred shares of Qiyi held by noncontrolling shareholders, which could be redeemed upon occurrence of certain events that are not solely within the control of Qiyi and are accounted for as redeemable noncontrolling interests.
[2]	On July 13, 2012, NTT DOCOMO, Inc. ("DCM") subscribed additional ordinary shares of B.D. Mobile Telecommunication Limited ("B.D. Mobile") with cash pursuant to the agreement entered into with Baidu Holdings in January 2011, representing 14.00% of the then outstanding ordinary shares. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.

Summary of Redeemable Noncontrolling Interest (Parenthetical) (Detail) (B.D. Mobile)	1 Months Ended
Jul. 13, 2012
B.D. Mobile
Redeemable Noncontrolling Interest [Line Items]
Additional percentage of equity interest subscribed by redeemable noncontrolling shareholders	14.00%

Redeemable Noncontrolling Interest - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Shares redeemed during the period	0	0

Shareholder's Equity - Additional Information (Detail) In Billions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010	Aug. 31, 2005	Dec. 31, 2012 Preferred Stock USD ($)	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Issuance of Class B Ordinary shares upon conversion of all convertible preferred shares upon completion of IPO						16,648,877
Common stock, shares authorized	870,400,000	870,400,000	870,400,000	870,400,000			10,000,000	825,000,000	825,000,000	35,400,000	35,400,000
Par value per share (US$)	$ 0.00005		$ 0.00005				$ 0.00005	$ 0.00005		$ 0.00005
Number of votes per share								1		10
Transfer of Class B ordinary shares to Class A Ordinary shares	40,000	40,000	1,332	1,332	650,000
Common stock, shares outstanding								27,202,710	27,111,117	7,763,000	7,803,000
Minimum required percentage of each of the entity's PRC subsidiaries' after-tax profits to allocate to a general reserve fund	10.00%	10.00%
Maximum requirement of each of the entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%	50.00%
Minimum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory surplus fund	10.00%	10.00%
Maximum requirement of each of the entity's PRC VIEs' after-tax profits to be allocated to a statutory surplus fund as a percentage of each VIEs' registered capital	50.00%	50.00%
Amount of net assets of entity's PRC subsidiaries and VIEs restricted from being transferred to entity	$ 0.45	2.8		1.22

Shareholders' Equity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Retained Earnings Adjustments [Line Items]
PRC statutory reserve funds	$ 44,592	277,812	249,880
Unreserved retained earnings	3,813,808	23,760,407	13,354,454
Total retained earnings	$ 3,858,400	24,038,219	13,604,334

Components of Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment	$ (14,400)	(89,714)	(84,448)
Unrealized gains on available-for-sale securities	1,836	11,436	45
Accumulated other comprehensive loss	$ (12,564)	(78,278)	(84,403)

Earnings Per Share ("EPS") - Additional Information (Detail) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended				32 Months Ended
	May 12, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Previous Ratio of ADS-to-Class A Ordinary Share	one ADS for one share
Current Ratio of ADS-to-Class A Ordinary Share						ten ADSs for one share
The split whose effect is the same with the entity's change of the ADS to Class A ordinary share ratio					ten-for-one ADS split
Accretion of redeemable noncontrolling interests		$ 3,554	22,143	0	0

Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY
Earnings per ADS:
Denominator used for earnings per ADS - basic	27,145,208	27,145,208	27,086,098	26,566,454	271,452,080	271,452,080	270,860,980	265,664,540	7,794,630	7,794,630	7,803,952	8,238,907
Denominator used for earnings per ADS - diluted	34,979,459	34,979,459	34,962,831	34,917,835	349,794,590	349,794,590	349,628,310	349,178,350	7,794,630	7,794,630	7,803,952	8,239,257
Earnings per ADS - basic	$ 47.93	298.62	190.27	101.28	$ 4.79	29.86	19.03	10.13	$ 47.93	298.62	190.27	101.28
Earnings per ADS - diluted	$ 47.88	298.29	189.88	100.96	$ 4.79	29.83	18.99	10.1	$ 47.88	298.29	189.88	100.96
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 1,301,138	8,106,219	5,153,755	2,690,712					$ 373,616	2,327,666	1,484,882	834,456
Denominator
Weighted average ordinary shares outstanding	27,145,208	27,145,208	27,086,098	26,566,454					7,794,630	7,794,630	7,803,952	8,238,907
Denominator used for earnings per share	27,145,208	27,145,208	27,086,098	26,566,454	271,452,080	271,452,080	270,860,980	265,664,540	7,794,630	7,794,630	7,803,952	8,238,907
Earnings per share - basic	$ 47.93	298.62	190.27	101.28	$ 4.79	29.86	19.03	10.13	$ 47.93	298.62	190.27	101.28
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	1,301,561	8,108,856	5,156,846	2,693,365					373,193	2,325,029	1,481,791	831,803
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	373,193	2,325,029	1,481,791	831,803
Allocation of net income attributable to Baidu, Inc.	$ 1,674,754	10,433,885	6,638,637	3,525,168					$ 373,193	2,325,029	1,481,791	831,803
Denominator
Weighted average ordinary shares outstanding	27,145,208	27,145,208	27,086,098	26,566,454	271,452,080	271,452,080	270,860,980	265,664,540	7,794,630	7,794,630	7,803,952	8,238,907
Conversion of Class B to Class A ordinary shares	7,794,630	7,794,630	7,803,952	8,238,907
Share-based awards	39,621	39,621	72,781	112,474								350
Denominator used for earnings per share	34,979,459	34,979,459	34,962,831	34,917,835	349,794,590	349,794,590	349,628,310	349,178,350	7,794,630	7,794,630	7,803,952	8,239,257
Earnings per share - diluted	$ 47.88	298.29	189.88	100.96	$ 4.79	29.83	18.99	10.1	$ 47.88	298.29	189.88	100.96

Share Based Award Plan - Additional Information (Detail) (Baidu, Inc.) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 2000 Plan	Dec. 31, 2012 Share Option Under 2000 Plan	Dec. 31, 2012 2008 Plan	Dec. 31, 2012 Share Option Except ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Y	Dec. 31, 2012 ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Maximum Y	Dec. 31, 2012 ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Minimum	Dec. 31, 2012 Restricted Stock USD ($)	Dec. 31, 2012 Restricted Stock CNY	Dec. 31, 2011 Restricted Stock CNY	Dec. 31, 2010 Restricted Stock CNY	Dec. 31, 2012 Restricted Stock Maximum	Dec. 31, 2012 Restricted Stock Minimum	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CNY	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2010 Stock Options USD ($)	Dec. 31, 2010 Stock Options CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved ordinary shares for issuance under share-based awards plan		5,040,000		3,428,777
Percentage of share-based awards granted generally vest after the first year of service			25.00%
Remaining vesting period			36 months
Maximum contractual term of share-based awards granted					10	5
Percentage of voting power	10.00%
Percentage of the fair market value of the entity's ordinary shares							110.00%
Shares vesting term (in years)												4 years	2 years
Total intrinsic value of options exercised														$ 32.25	200.91		275.86		263.97
Unrecognized share-based compensation cost								102.81	640.5					50.97	317.54
A weighted-average vesting period over which the deferred cost is expected to be recognized (in years)								3 years 22 days	3 years 22 days					3 years 7 months 2 days	3 years 7 months 2 days
The weighted-average grant-date fair value of options granted during respective years														$ 323		$ 432.68		$ 279.69
Total fair value of shares vested during respective years, restricted shares								$ 20.66	128.7	198.77	237.71

Option Activity - Baidu, Inc. (Detail) (Baidu, Inc., USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Baidu, Inc.
Options outstandng - Number of shares
Outstanding, December 31, 2011	71,999
Granted	171,488
Exercised	(33,041)
Forfeited/Cancelled	(875)
Expired	(233)
Outstanding, December 31, 2012	209,338
Vested and expected to vest at December 31, 2012	190,669
Exercisable at December 31, 2012	23,592
Options outstanding - Weighted-Average Exercise Price
Outstanding, December 31, 2011	$ 470.45
Granted	$ 1,094.8
Exercised	$ 259.6
Forfeited/Cancelled	$ 1,062.2
Outstanding, December 31, 2012	$ 1,013.1
Vested and expected to vest at December 31, 2012	$ 1,008.2
Exercisable at December 31, 2012	$ 525.2
Options outstanding - Weighted-Average Remaining Contractual Life (in years)
Outstanding, December 31, 2011	2 years 7 months 13 days
Outstanding, December 31, 2012	4 years 3 months 15 days
Vested and expected to vest at December 31, 2012	4 years 3 months 4 days
Exercisable at December 31, 2012	1 year 10 months 2 days
Options outstanding - Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2011	$ 51,539
Outstanding, December 31, 2012	16,264
Vested and expected to vest at December 31, 2012	15,843
Exercisable at December 31, 2012	$ 12,517

Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) (Baidu, Inc.)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate, minimum	0.35%	0.31%	0.61%
Risk-free interest rate, maximum	0.43%	1.03%	1.13%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	43.60%	48.20%	64.76%
Expected volatility range, maximum	44.72%	61.58%	69.70%
Weighted average expected volatility	43.75%	58.27%	68.12%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected life (in years)	2 years 8 months 1 day	2 years 7 months 28 days	2 years 7 months 24 days
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected life (in years)	3 years 29 days	3 years	2 years 7 months 28 days

Restricted Shares Activity (Detail) (Baidu, Inc., USD $)	12 Months Ended
Dec. 31, 2012
Baidu, Inc.
Number of Shares - Unvested
Unvested, December 31, 2011	56,222
Granted	85,131
Vested	(18,552)
Forfeited	(7,985)
Unvested, December 31, 2012	114,816
Weighted Average Grant Date Fair Value
Unvested, December 31, 2011	$ 1,181.49
Granted	$ 1,152.1
Vested	$ 1,113.6
Forfeited	$ 1,270.9
Unvested, December 31, 2012	$ 1,164.1

Total Share-Based Compensation Cost Recognized (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of Sales USD ($)	Dec. 31, 2012 Cost of Sales CNY	Dec. 31, 2011 Cost of Sales CNY	Dec. 31, 2010 Cost of Sales CNY	Dec. 31, 2012 Selling, General and Administrative Expense USD ($)	Dec. 31, 2012 Selling, General and Administrative Expense CNY	Dec. 31, 2011 Selling, General and Administrative Expense CNY	Dec. 31, 2010 Selling, General and Administrative Expense CNY	Dec. 31, 2012 Research and Development Expense USD ($)	Dec. 31, 2012 Research and Development Expense CNY	Dec. 31, 2011 Research and Development Expense CNY	Dec. 31, 2010 Research and Development Expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 34,078	212,309	152,028	93,736	$ 1,622	10,105	7,527	6,302	$ 8,750	54,512	50,012	36,811	$ 23,706	147,692	94,489	50,623
Capitalized as part of internal-used software	$ 312	1,944	1,700	226

Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segment	1

Revenues by Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
PRC	$ 3,563,135	22,198,685	14,444,636	7,898,805
Non-PRC	$ 17,229	107,341	56,150	16,269

Long-lived Assets by Geographic Area (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Long-lived assets
PRC	$ 619,901	3,862,045	2,686,281
Non-PRC	$ 18,939	117,989	145,808

Fair Value Disclosure And Measurement (Detail) In Thousands, unless otherwise specified	12 Months Ended																																						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Time Deposits USD ($)	Dec. 31, 2012 Time Deposits CNY	Dec. 31, 2011 Time Deposits CNY	Dec. 31, 2012 Money Market Fund USD ($)	Dec. 31, 2012 Money Market Fund CNY	Dec. 31, 2011 Money Market Fund CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Money Market Fund CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Time Deposits CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2012 Short-term Investments Fair Value, Inputs, Level 2 Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fair Value, Inputs, Level 2 Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fair Value, Inputs, Level 2 Adjustable-rate Investments CNY	Dec. 31, 2012 Long Term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Long Term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Long Term Investments Fair Value, Inputs, Level 2 Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments USD ($)	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fair Value, Inputs, Level 2 Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fair Value, Inputs, Level 2 Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments Fair Value, Inputs, Level 2 Adjustable-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring USD ($)	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY
Cash equivalents
Cash equivalents					$ 487,062	3,034,443	2,419,726	$ 779,165	4,854,278	192,324			4,854,278	192,324			3,034,443	2,419,726
Short-term investments
Held-to-maturity securities																					2,742,533	17,086,252	9,834,275	100,027	17,086,252	9,834,275	100,027	82,601	514,614	514,614
Available-for-sale securities
Available-for-sale securities																															564,100	3,514,399	2,740	17,073	102,682	3,514,399	17,073	102,682
Long-term investments
Held-to-maturity securities																					2,742,533	17,086,252	9,834,275	100,027	17,086,252	9,834,275	100,027	82,601	514,614	514,614
Long-term notes payable	1,512,060	9,420,285									9,420,285
Non-recurring
Long-term investments																																							0	0	0	0	0
Intangible assets																																									0		0
Goodwill																																									0		0
Total assets measured at fair value	566,840	3,531,472	102,682								0	0			3,531,472	102,682			0	0
Long-term investments, losses	(27,155)	(169,180)	(47,886)	0																																			(27,155)	(169,180)	(47,886)
Intangible assets, losses																																									(8,040)
Goodwill, losses	0	0	(113,011)																																						(113,011)
Total losses	$ (27,155)	(169,180)	(168,937)

Fair Value Measurement - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Asset measured at fair value on a recurring basis	0	0

Subsequent Events - Additional Information (Detail) (Subsequent Event) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Subsequent Event [Line Items]
Business acquisition cash consideration	$ 64.19	399.93